UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSR

Investment Company Act file number	811-5970

Cash Account Trust

(Exact Name of Registrant as Specified in Charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-7190

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and Address of Agent for Service)

Date of fiscal year end:	04/30

Date of reporting period:	04/30/06

ITEM 1.               REPORT TO STOCKHOLDERS

ANNUAL REPORT TO SHAREHOLDERS

Capital Assets Funds Shares

Capital Assets Funds Preferred Shares

April 30, 2006

Money Market Portfolio

Government & Agency Securities Portfolio

Tax-Exempt Portfolio

This report must be preceded or accompanied by a prospectus. To obtain a prospectus for any of our funds, call 1-888-466-4250. We advise you to consider the portfolio's objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the portfolio. Please read the prospectus carefully before you invest.

Portfolio Management Review

In the following interview, Portfolio Managers Geoffrey Gibbs, Darlene Rasel and Sonelius Kendrick-Smith discuss the market environment and the performance of Capital Assets Funds Shares and Capital Asset Funds Preferred Shares during the 12-month period ended April 30, 2006.

Q:  Will you discuss the market environment for the portfolio during its most recent fiscal year?

A:  During the 12-month period ended April 30, 2006, the US economy showed its resiliency despite a devastating 2005 hurricane season and continual increases in energy and commodity prices. Monthly job growth was the most important economic indicator for the money markets as the period began, but the markets' focus gradually shifted to a careful watch for signs of increasing inflation. Going forward, the markets will be watching closely for any changes in monetary policy from new US Federal Reserve Board (the Fed) Chairman Ben Bernanke.

During the period, the Fed continued to increase short-term interest rates in an attempt to undo the easing of monetary policy that occurred up until June 2004. The Fed raised the federal funds rate — the overnight rate charged by banks when they borrow money from each other, which guides other interest rates — to 4.75% in eight quarter- percentage-point increments over the 12-month period. Despite the increases in the federal funds rate, longer-term yields remained low for most of the period, creating a relatively flat yield curve.1 Throughout 2005 and early 2006, the Fed repeated its statements that additional rate increases might be needed going forward to keep the risks to economic growth and price stability in balance.

1 The yield curve is a graph with a horizontal line that shows how high or low yields are, from the shortest to the longest maturities. Typically, the line rises from left to right as investors who are willing to tie up their money for a longer period of time are rewarded with higher yields.

Portfolio Performance
As of April 30, 2006

Performance is historical and does not guarantee future results. Current performance may be lower or higher than the performance data quoted.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in them.

7-Day Current Yield
Money Market Portfolio — Capital Assets Funds Shares	3.82%*
Government & Agency Securities Portfolio — Capital Assets Funds Shares	3.82%*
Tax-Exempt Portfolio — Capital Assets Funds Shares	2.63%*
(Equivalent Taxable Yield)	4.05%**
7-Day Current Yield
Money Market Portfolio — Capital Assets Funds Preferred Shares	4.22%*

Yields are historical, will fluctuate, and do not guarantee future performance. The 7-day current yield refers to the income paid by the portfolios over a 7-day period expressed as an annual percentage rate. For the most current yield information, call 1-888-466-4250.

* Performance reflects a partial fee waiver which improved results during the period. Without this fee waiver, the 7-day current yield for Capital Assets Funds Shares would have been 3.75%, 3.71% and 2.57% for the Money Market Portfolio, Government & Agency Securities Portfolio and Tax-Exempt Portfolio respectively, as of April 30, 2006. For the Capital Assets Funds Preferred Shares, the 7-day current yield would have been 4.11% for the Money Market Portfolio as of April 30, 2006.

** The equivalent taxable yield allows you to compare with the performance of taxable money market funds. For the Tax-Exempt Portfolio, the equivalent taxable yield is based upon the marginal income tax rate of 35%. Income may be subject to local taxes and for some investors, the alternative minimum tax.

At the end of April 2006, the one-year London Interbank Offered Rate (LIBOR), an industry standard for measuring one-year money market rates, stood at 5.33%, compared with 3.68% 12 months earlier. The premium level of the LIBOR (which is set by the market) over the federal funds rate (which is fixed by the Fed) of 4.75% demonstrated the market's concern that the Fed may raise short-term interest rates at least one to two more times in order to stave off any resurgence of inflation. At the same time, there is a sense within the market that 2006 may be a year of transition, that the Fed will probably discontinue its rate increases this year and that investors will be looking to see how well Bernanke can fine-tune the economy by utilizing the Fed's control over short-term rates. The market consensus at the close of the period was that Bernanke had stumbled somewhat by confiding to a television reporter that he felt that his Congressional testimony (from which investors had concluded that the Fed would pause in raising rates) had been misinterpreted. The market will be hoping that the Fed can prevent undue volatility by making a smooth transition to the anticipated change in monetary policy over the course of 2006.

Q:  How did the portfolio perform over its most recent fiscal year?

A:  We were able to maintain a competitive yield in Capital Assets Funds Shares and Capital Asset Funds Preferred Shares. (All performance is historical and does not guarantee future results. Yields fluctuate and are not guaranteed.)

Q:  In light of market conditions during the period, what has been the strategy for the Money Market Portfolio?

A:  During the period, our strategy was to keep the portfolio's average maturity relatively short in order to help reduce risk, limiting our purchases, for the most part, to issues with maturities of three months or less. For the period, we maintained a significant allocation in floating-rate securities. The interest rate of floating rate securities adjusts periodically based on indices (such as the LIBOR) and the federal funds rate. Because the interest rates of these instruments adjust as market conditions change, they provide flexibility in an uncertain interest rate environment. Our decision to maintain a significant allocation in this sector helped performance during the period.

Q:  What has been the strategy for the Government & Agency Securities Portfolio?

A:  During the portfolio's most recent fiscal year, our strategy was to keep the portfolio's average maturity relatively short in order to reduce risk, limiting our purchases, for the most part, to issues with maturities of three months or less, and to extend maturity opportunistically, as market conditions warranted. Going forward, we will continue to monitor economic and inflation indicators to determine when the Fed may end its credit tightening program.

Q:  What has been the strategy for the Tax-Exempt Portfolio?

A:  Over the period, we continued to focus on the highest-quality investments for the portfolio while seeking competitive yields across the municipal investment spectrum. We also maintained a cautious stance by targeting an average maturity similar to the Tax-Exempt Portfolio's peers. In most years, during "tax season," tax-free money fund investors withdraw substantial amounts of cash from the market to pay their tax bills. Last year, tax-related selling pressure extended for a longer period than usual as we saw substantial tax payment withdrawals in April and May 2005. (In contrast, tax-related selling of municipal money market securities was comparatively restrained through the first quarter of 2006.) As a result of these sales, floating-rate issuers were forced to raise their rates to attract new investors. Our strategy during the first two months of the portfolio's most recent fiscal year was to increase the portfolio's floating-rate position to take advantage of the increase in rates. Up until year-end 2005, this strategy worked well for the Tax-Exempt Portfolio, but in late 2005 the overweight position in floating-rate securities detracted slightly from returns.2 Late in the 12-month period, the portfolio once again benefited from its floating-rate position as we boosted our allocation there to take advantage of an increase in floating-rate interest coupons. The interest rate of floating-rate securities adjusts periodically based on indices such as the Bond Market Association Index of Variable Rate Demand Notes.3 Because the interest rates of these instruments adjust as market conditions change, they provide flexibility in an uncertain interest-rate environment.

Q:  What detracted from the portfolio's performance during the period?

A:  There was concern that the economy might pull back in response to Hurricanes Katrina and Wilma, and that the Fed might halt its series of federal funds rate increases — at least temporarily — so as not to further restrain growth. For this reason, we extended the portfolio's maturity slightly early in the fall of 2005. Instead of faltering, the economy continued to perform well, however, and the Fed kept raising rates. For this reason, our decision to briefly extend maturity detracted somewhat from the portfolio's yield and total return during the period.

Q:  Will you describe your investment philosophy?

A:  We continue our insistence on the highest credit quality within the portfolio. We also plan to maintain our conservative investment strategies and standards. We continue to apply a careful approach to investing on behalf of the portfolio and to seek competitive yield for our shareholders.

A group of investment professionals is responsible for the day-to-day management of the portfolio. These professionals have a broad range of experience managing money market funds.

2 "Overweight" means the portfolio holds a higher weighting in a given sector or security than the benchmark. "Underweight" means the portfolio holds a lower weighting.

3 The Bond Market Association Index of Variable Rate Demand Notes is a weekly high-grade market index consisting of seven-day, tax-exempt, variable-rate demand notes produced by Municipal Market Data Group. Actual issues are selected from Municipal Market Data's database of more than 10,000 active issues. Index returns assume reinvestment of dividends and, unlike fund returns, do not reflect any fees or expenses. It is not possible to invest directly in an index.

The views expressed in this report reflect those of the portfolio managers only through the end of the period stated above. The managers' views are subject to change at any time based on market and other conditions and should not be construed as a recommendation.

Information About Your Portfolio's Expenses

As an investor of a Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in your Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Portfolios limited these expenses; had they not done so, expenses would have been higher for the Capital Assets Funds Shares and Capital Assets Funds Preferred Shares. The tables are based on an investment of $1,000 made at the beginning of the six-month period ended April 30, 2006.

The tables illustrate your Portfolio's expenses in two ways:

Actual Portfolio Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Portfolio using the Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

Hypothetical 5% Portfolio Return. This helps you to compare your Portfolio's ongoing expenses (but not transaction costs) with those of other mutual funds using the Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Capital Assets Funds Shares

Expenses and Value of a $1,000 Investment for the six months ended April 30, 2006
Actual Portfolio Return	Money Market Portfolio	Government & Agency Securities Portfolio	Tax-Exempt Portfolio
Beginning Account Value 11/1/05	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 4/30/06	$ 1,017.10	$ 1,017.10	$ 1,010.50
Expenses Paid per $1,000***	$ 5.00	$ 5.00	$ 4.98
Hypothetical 5% Portfolio Return	Money Market Portfolio	Government & Agency Securities Portfolio	Tax-Exempt Portfolio
Beginning Account Value 11/1/05	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 4/30/06	$ 1,019.84	$ 1,019.84	$ 1,019.84
Expenses Paid per $1,000*	$ 5.01	$ 5.01	$ 5.01

* Expenses are equal to the Portfolio's annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.

Annualized Expense Ratios	Money Market Portfolio	Government & Agency Securities Portfolio	Tax-Exempt Portfolio
Capital Assets Funds Shares	1.00%	1.00%	1.00%

For more information, please refer to each Portfolio's prospectus.

Capital Assets Funds Preferred Shares

Expenses and Value of a $1,000 Investment for the six months ended April 30, 2006
Actual Portfolio Return*	Money Market Portfolio
Beginning Account Value 11/1/05	$ 1,000.00
Ending Account Value 4/30/06	$ 1,019.10
Expenses Paid per $1,000*	$ 3.00
Hypothetical 5% Portfolio Return	Money Market Portfolio
Beginning Account Value 11/1/05	$ 1,000.00
Ending Account Value 4/30/06	$ 1,021.82
Expenses Paid per $1,000*	$ 3.01

* Expenses are equal to the Portfolio's annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.

Annualized Expense Ratios	Money Market Portfolio
Capital Assets Funds Preferred Shares	.60%

For more information, please refer to each Portfolio's prospectus.

Portfolio Summary

Cash Account Trust — Money Market Portfolio

Asset Allocation	4/30/06	4/30/05

Short Term Notes	30%	11%
Commercial Paper	22%	36%
Certificates of Deposit and Bank Notes	21%	28%
Time Deposits	18%	11%
Promissory Notes	4%	4%
Repurchase Agreements	3%	4%
US Government Sponsored Agencies	1%	6%
Funding Agreements	1%	—
	100%	100%
Weighted Average Maturity
Cash Account Trust — Money Market Portfolio	35 days	37 days
First Tier Retail Money Fund Average*	39 days	35 days

* The Portfolio is compared to its respective iMoneyNet Category: First Tier Retail Money Fund Average — Category includes a widely-recognized composite of money market funds that invest in only first tier (highest rating) securities. Portfolio Holdings of First Tier funds include US Treasury, US Other, Repos, Time Deposits, Domestic Bank Obligations, Foreign Bank Obligations, First Tier Commercial Paper, Floating Rate Notes and Asset Backed Commercial Paper.

Cash Account Trust — Government & Agency Securities Portfolio

Asset Allocation	4/30/06	4/30/05

Repurchase Agreements	78%	50%
Agencies Not Backed by the Full Faith and Credit of the US Government	20%	48%
Agencies Backed by the Full Faith and Credit of the US Government	2%	2%
	100%	100%
Weighted Average Maturity
Cash Account Trust — Government & Agency Securities Portfolio	25 days	29 days
US Government & Agencies Retail Money Fund Average**	31 days	31 days

** The Portfolio is compared to its respective iMoney Net Category: US Government & Agencies Retail Money Fund Average consists of all non-institutional government money market funds. Category includes the most broadly based of the government retail funds. These funds can invest in US Treasuries, US Other, Repos, whether or not they are backed by US Treasuries and government-backed Floating Rate Notes.

Cash Account Trust — Tax-Exempt Portfolio

Asset Allocation (net of other assets and liabilities)	4/30/06	4/30/05

Municipal Investments
Municipal Variable Rate Demand Notes	75%	73%
Municipal Bonds and Notes	25%	27%
	100%	100%
Weighted Average Maturity
Cash Account Trust — Tax-Exempt Portfolio	17 days	21 days
National Tax-Free Retail Money Fund Average***	23 days	27 days

*** The Portfolio is compared to its respective iMoneyNet category: National Tax-Free Retail Money Fund Average — Category consists of all national tax-free and municipal retail funds. Portfolio Holdings of tax-free Funds include Rated and Unrated Demand Notes, Rated and Unrated General Market Notes; Commercial Paper; Put Bonds — 6 months and less; Put Bonds — over 6 months; AMT Paper and Other Tax-Free Holdings.

Asset allocation and weighted average maturity are subject to change. For more complete details about the Portfolios' holdings, see pages 11-25. A quarterly Fact Sheet is available upon request. Information concerning portfolio holdings of the Portfolios as of month end will be posted to www.dws-scudder.com on or after the last day of the following month. In addition, the Portfolios' top ten holdings and other information about the Portfolios is posted on www.dws-scudder.com as of the calendar quarter-end on or after the 15th day following quarter-end.

Portfolio of Investments as of April 30, 2006

Money Market Portfolio	Principal Amount ($)	Value ($)

Certificates of Deposit and Bank Notes 20.5%
Banco Bilbao Vizcaya Argentaria SA, 4.98%, 9/1/2006	6,000,000	5,999,246
Bank of Ireland, 4.01%, 7/14/2006	10,000,000	10,000,197
Bank of Novia Scotia, 4.8%, 5/10/2006	110,000,000	110,000,000
Bank of Tokyo-Mitsubishi-UFJ, Ltd.:
4.8%, 5/1/2006	21,000,000	21,000,000
4.8%, 5/10/2006	75,000,000	75,000,000
CC (USA), Inc., 3.805%, 6/22/2006	50,000,000	49,999,644
Fortis Bank NV SA, 4.83%, 5/8/2006	60,000,000	60,000,000
HBOS Treasury Services PLC:
4.0%, 7/18/2006	75,000,000	75,000,000
5.0%, 2/12/2007	60,000,000	60,000,000
5.305%, 4/19/2007	60,000,000	60,000,000
LaSalle Bank NA, 4.02%, 7/5/2006	75,000,000	75,000,000
Natexis Banque Populaires:
5.0%, 2/8/2007	40,000,000	40,000,000
5.0%, 2/9/2007	25,000,000	25,000,000
5.03%, 6/29/2006	49,600,000	49,600,000
Royal Bank of Canada:
4.05%, 7/24/2006	20,000,000	20,000,000
4.775%, 12/1/2006	125,000,000	125,003,546
Societe Generale:
4.795%, 5/10/2006	75,000,000	75,000,000
4.8%, 5/10/2006	90,000,000	90,000,000
5.305%, 5/2/2007	35,000,000	35,000,000
Toronto Dominion Bank, 3.815%, 6/16/2006	70,000,000	70,000,000
UniCredito Italiano SpA, 3.8%, 6/15/2006	190,000,000	190,000,000
Wells Fargo Bank, NA:
4.82%, 5/4/2006	42,500,000	42,500,000
4.87%, 5/10/2006	50,000,000	50,000,000
Total Certificates of Deposit and Bank Notes (Cost $1,414,102,633)		1,414,102,633

Commercial Paper** 22.3%
Caisse Nationale des Caisses D'Epargne et Prevoyan, 4.635%, 7/31/2006	75,000,000	74,121,281
Cancara Asset Securitization LLC, 5.03%, 7/28/2006	55,711,000	55,026,002
Concentrate Manufacturing Co. of Ireland, 4.8%, 5/12/2006	23,300,000	23,265,827
Davis Square Funding VI Corp., 4.81%, 5/4/2006	25,000,000	24,989,979
Falcon Asset Securitization Corp., 4.78%, 5/1/2006	35,000,000	35,000,000
General Electric Capital Corp., 4.77%, 5/10/2006	180,000,000	179,785,350
General Electric Capital Services, Inc., 4.77%, 5/10/2006	35,000,000	34,958,263
Giro Funding US Corp.:
4.8%, 5/9/2006	25,000,000	24,973,333
4.8%, 5/10/2006	40,000,000	39,952,000
Grampian Funding Ltd.:
4.64%, 7/28/2006	75,000,000	74,149,333
5.03%, 10/25/2006	50,000,000	48,763,458
HSBC USA, Inc.:
4.77%, 5/8/2006	50,000,000	49,953,625
4.82%, 5/12/2006	25,000,000	24,963,181
KBC Financial Products International Ltd., 5.04%, 10/20/2006	30,000,000	29,277,600
Kitty Hawk Funding Corp., 4.78%, 5/1/2006	21,385,000	21,385,000
Lake Constance Funding LLC, 4.79%, 5/10/2006	54,000,000	53,935,335
Liberty Street Funding:
4.78%, 5/1/2006	40,000,000	40,000,000
4.78%, 5/10/2006	45,000,000	44,946,225
4.85%, 5/9/2006	27,000,000	26,970,900
Mane Funding Corp.:
4.85%, 5/16/2006	46,205,000	46,111,627
4.85%, 5/19/2006	40,000,000	39,903,000
Nieuw Amsterdam Receivables Corp., 4.79%, 5/5/2006	38,346,000	38,325,592
Perry Global Funding LLC, Series A, 4.88%, 5/18/2006	75,000,000	74,827,167
Ranger Funding Co. LLC, 4.78%, 5/3/2006	41,531,000	41,519,971
Three Rivers Funding Corp., 4.84%, 5/12/2006	49,000,000	48,927,535
Toyota Motor Credit Corp., 4.78%, 5/2/2006	40,600,000	40,594,609
UBS Finance (DE) LLC, 4.77%, 5/10/2006	80,000,000	79,904,600
UniCredito Italiano (DE), Inc., 4.95%, 7/6/2006	30,000,000	29,727,750
Verizon Communications, Inc.:
4.94%, 5/23/2006	15,000,000	14,954,717
4.95%, 5/22/2006	60,000,000	59,826,750
4.98%, 5/24/2006	16,000,000	15,949,093
5.0%, 5/23/2006	50,000,000	49,847,222
5.0%, 5/24/2006	50,000,000	49,840,278
Total Commercial Paper (Cost $1,536,676,603)		1,536,676,603

Short Term Notes* 29.7%
Alliance & Leicester PLC, 4.838%, 12/1/2006	50,000,000	50,000,000
American Honda Finance Corp.:
144A, 4.67%, 11/7/2006	110,000,000	110,000,000
4.895%, 6/22/2006	21,000,000	21,000,000
4.96%, 9/21/2006	65,500,000	65,513,787
Australia & New Zealand Banking Group Ltd., 4.93%, 6/23/2010	20,000,000	20,000,000
Bank of Ireland, 144A, 4.892%, 11/17/2006	100,000,000	100,000,000
Barclays Bank PLC, 4.774%, 4/4/2007	125,000,000	124,977,150
BMW US Capital LLC, 144A, 4.871%, 4/16/2007	20,000,000	20,000,000
BNP Paribas, 4.94%, 10/26/2026	35,000,000	35,000,000
Calyon, 4.757%, 7/5/2006	35,500,000	35,498,089
Canadian Imperial Bank of Commerce:
4.9%, 12/4/2006	17,000,000	17,007,450
4.981%, 4/13/2007	45,000,000	45,007,424
Cancara Asset Securitization LLC, 144A, 4.83%, 8/15/2006	40,000,000	39,997,643
CIT Group, Inc.:
4.948%, 2/15/2007	33,000,000	33,050,388
5.15%, 6/19/2006	50,000,000	50,014,673
Commonwealth Bank of Australia, 4.92%, 8/24/2006	30,000,000	30,000,000
Dexia Banque Belgique, 4.94%, 8/30/2006	30,000,000	29,998,019
Dorada Finance, Inc., 4.775%, 11/1/2006	30,000,000	29,998,488
Greenwich Capital Holdings:
4.788%, 10/2/2006	40,000,000	40,000,000
4.811%, 11/13/2006	40,000,000	40,000,000
4.889%, 8/21/2006	30,000,000	30,000,000
4.96%, 5/30/2006	50,000,000	50,000,000
HSBC Bank USA, NA, 4.72%, 5/4/2006	40,000,000	40,000,154
HSBC Finance Corp.:
4.827%, 2/6/2007	30,000,000	30,000,000
4.965%, 10/19/2006	30,000,000	30,013,181
HSBC USA, Inc., 4.881%, 12/15/2006	150,000,000	150,000,000
International Business Machine Corp., 4.838%, 12/8/2010	30,000,000	30,000,000
Marshall & Ilsley Bank, 4.881%, 12/15/2006	35,000,000	35,000,000
Merrill Lynch & Co., Inc.:
4.881%, 9/15/2006	50,000,000	50,000,000
4.889%, 2/2/2007	30,000,000	30,000,000
4.925%, 2/27/2007	37,000,000	37,040,597
5.06%, 6/2/2006	35,000,000	35,004,382
5.125%, 2/27/2007	25,000,000	25,038,607
Morgan Stanley, 4.89%, 7/10/2006	80,000,000	80,000,000
Nordea Bank AB, 4.828%, 4/8/2011	30,000,000	30,000,000
Pfizer Investment Capital PLC, 4.861%, 12/15/2006	50,000,000	50,000,000
Skandinaviska Enskilda Banken:
4.838%, 2/9/2011	50,000,000	50,000,000
4.891%, 7/18/2006	25,000,000	25,000,000
The Bear Stearns Companies, Inc., 4.935%, 9/18/2006	140,000,000	140,000,000
The Goldman Sachs Group, Inc., 4.94%, 8/18/2006	34,070,000	34,089,818
UniCredito Italiano Bank (Ireland) PLC, 4.858%, 3/9/2007	42,000,000	42,000,000
UniCredito Italiano SpA, 4.807%, 9/8/2006	30,000,000	29,995,722
Wells Fargo Bank, NA, 4.78%, 8/7/2006	61,000,000	60,997,056
Total Short Term Notes (Cost $2,051,242,628)		2,051,242,628

US Government Sponsored Agencies 1.0%
Federal Home Loan Bank:
2.3%, 6/16/2006	2,000,000	1,996,219
4.3%, 7/13/2006	10,000,000	10,000,000
Federal National Mortgage Association, 4.03%, 7/21/2006	53,700,000	53,700,000
Total US Government Sponsored Agencies (Cost $65,696,219)		65,696,219

Asset Backed 0.5%
Permanent Financing PLC, "1A", Series 8, 4.809%*, 6/10/2006 (Cost $35,000,000)	35,000,000	35,000,000

Funding Agreements 0.7%
New York Life Insurance Co., 5.05%*, 9/19/2006 (Cost $50,000,000)	50,000,000	50,000,000

Promissory Notes 4.3%
The Goldman Sachs Group, Inc.:
4.77%*, 11/13/2006	185,000,000	185,000,000
4.985%*, 6/30/2006	110,000,000	110,000,000
Total Promissory Notes (Cost $295,000,000)		295,000,000

Time Deposits 18.5%
Bank of Tokyo-Mitsubishi-UFJ, Ltd., 4.83%, 5/1/2006	225,000,000	225,000,000
Danske Bank AS, 4.88%, 5/2/2006	300,000,000	300,000,000
Dexia Banque Belgique, 4.94%, 5/2/2006	200,000,000	200,000,000
ING Bank NV, 4.86%, 5/1/2006	225,000,000	225,000,000
Rabobank Nederland NV, 4.83%, 5/1/2006	300,000,000	300,000,000
Societe Generale, 4.83%, 5/1/2006	25,600,000	25,600,000
Total Time Deposit (Cost $1,275,600,000)		1,275,600,000

Repurchase Agreements 2.6%
Banc of America Securities LLC, 4.79%, dated 4/7/2006, to be repurchased at $100,439,083 on 5/10/2006 (a)	100,000,000	100,000,000
BNP Paribas, 4.78%, dated 4/28/2006, to be repurchased at $79,031,468 on 5/1/2006 (b)	79,000,000	79,000,000
State Street Bank and Trust Co., 4.5%, dated 4/28/2006, to be repurchased at $322,121 on 5/1/2006 (c)	322,000	322,000
Total Repurchase Agreements (Cost $179,322,000)		179,322,000
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $6,902,640,083)+	100.1	6,902,640,083
Other Assets and Liabilities, Net	(0.1)	(6,349,024)
Net Assets	100.0	6,896,291,059

* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of April 30, 2006.

** Annualized yield at the time of purchase; not a coupon rate.

+ Cost for federal income tax purposes was $6,902,640,083.

(a) Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)

80,766,036	Federal National Mortgage Association	5.0-5.5	4/1/2021-4/1/2036	79,033,867
23,524,677	Federal Home Loan Mortgage Corp.	5.0-5.5	3/1/2019-10/1/2033	22,966,134
Total Collateral Value				102,000,001

(b) Collateralized by $82,758,000 Federal Home Loan Mortgage Corp., 4.75%, maturing on 11/17/2015 with a value of $80,580,761.

(c) Collateralized by $350,000 Federal National Mortgage Association, 5.174%, maturing on 8/18/2035 with a value of $331,582.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments as of April 30, 2006

Government & Agency Securities Portfolio	Principal Amount ($)	Value ($)

Agencies Not Backed by the Full Faith and Credit of the US Government 20.0%
Federal Home Loan Bank:
3.25%, 7/21/2006	32,700,000	32,647,294
4.716%*, 6/2/2006	35,000,000	34,998,007
4.819%*, 8/21/2006	100,000,000	99,981,727
Federal Home Loan Mortgage Corp.:
3.83%, 6/20/2006	58,000,000	58,000,000
4.7%, 1/12/2007	20,000,000	20,000,000
4.83%, 1/26/2007	25,000,000	25,000,000
4.875%*, 7/6/2007	100,000,000	99,956,641
5.325%, 5/3/2007	27,000,000	27,000,000
Federal National Mortgage Association:
4.03%, 7/21/2006	20,000,000	20,000,000
4.72%*, 9/7/2006	80,000,000	79,978,980
Total Agencies Not Backed by the Full Faith and Credit of the US Government (Cost $497,562,649)		497,562,649

Agencies Backed by the Full Faith and Credit of the US Government 2.2%
Hainan Airlines:
Series 2000-1, 4.91%*, 12/15/2007	15,612,258	15,612,258
Series 2000-2, 4.91%*, 12/15/2007	18,885,355	18,885,355
Series 2000-3, 4.91%*, 12/15/2007	19,261,968	19,261,968
Total Agencies Backed by the Full Faith and Credit of the US Government (Cost $53,759,581)		53,759,581

Repurchase Agreements 78.6%
Banc of America Securities LLC, 4.79%, dated 4/7/2006, to be repurchased at $351,536,792 on 5/10/2006 (a)	350,000,000	350,000,000
Bear Stearns & Co., Inc., 4.79%, dated 4/28/2006, to be repurchased at $300,119,750 on 5/1/2006 (b)	300,000,000	300,000,000
BNP Paribas, 4.78%, dated 4/28/2006, to be repurchased at $39,015,535 on 5/1/2006 (c)	39,000,000	39,000,000
Credit Suisse First Boston LLC, 4.78%, dated 4/7/2006, to be repurchased at $251,095,417 on 5/10/2006 (d)	250,000,000	250,000,000
Greenwich Capital Markets, Inc., 4.79%, dated 4/11/2006, to be repurchased at $225,898,125 on 5/11/2006 (e)	225,000,000	225,000,000
Morgan Stanley & Co., Inc., 4.78%, dated 4/6/2006, to be repurchased at $391,708,850 on 5/9/2006 (f)	390,000,000	390,000,000
State Street Bank and Trust Co., 4.50%, dated 4/28/2006, to be repurchased at $284,107 on 5/1/2006 (g)	284,000	284,000
The Goldman Sachs Co., Inc., 4.78%, dated 4/3/2006, to be repurchased at $401,965,111 on 5/10/2006 (h)	400,000,000	400,000,000
Total Repurchase Agreements (Cost $1,954,284,000)		1,954,284,000
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $2,505,606,230)+	100.8	2,505,606,230
Other Assets and Liabilities, Net	(0.8)	(19,726,228)
Net Assets	100.0	2,485,880,002

* Floating rate notes are securities whose interest rates vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of April 30, 2006.

+ The cost for federal income tax purposes was $2,505,606,230.

(a) Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)

82,421,371	Federal Home Loan Mortgage Corp.	5.0-6.0	1/1/2033-4/1/2036	80,145,477
283,213,943	Federal National Mortgage Association	4.5-7.0	3/1/2021-3/1/2036	276,854,523
Total Collateral Value				357,000,000

(b) Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)

121,185,361	Federal Home Loan Mortgage Corp.	4.0-7.0	12/15/2017-4/15/2036	117,174,052
4,042,206	Federal Home Loan Mortgage Corp. — Principal Only	—	8/15/2033-2/15/2035	1,913,505
146,042,311	Federal National Mortgage Association	4.5-11.0	8/15/2008-1/25/2048	149,799,938
4,002,762	Federal National Mortgage Association — Principal Only	—	1/25/2032-7/25/2034	2,223,027
39,123,194	Government National Mortgage Association	4.35-6.5	10/20/2014-9/16/2038	34,890,363
Total Collateral Value				306,000,885

Principal Only (PO) bonds represent the "principal only" portion of payments on a pool of underlying mortgage or mortgage-backed securities.

(c) Collateralized by $40,062,000 Federal Home Loan Mortgage Corp., 5.125%, maturing on 4/18/2011 with a value of $39,780,909.

(d) Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)

86,541,607	Federal Home Loan Mortgage Corp.	3.25-5.48	1/1/2031-3/1/2036	86,111,728
173,055,434	Federal National Mortgage Association	4.5-6.12	4/1/2016-7/1/2035	168,888,583
Total Collateral Value				255,000,311

(e) Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)

211,120,780	Federal Home Loan Mortgage Corp.	5.0-5.75	2/15/2020-7/15/2035	202,491,874
28,234,372	Government National Mortgage Association	2.91-3.2	4/16/2019-8/16/2020	27,010,104
Total Collateral Value				229,501,978

(f) Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)

31,336,968	Federal Home Loan Mortgage Corp.	4.76-5.17	4/1/2034-2/1/2036	30,014,228
369,374,202	Federal National Mortgage Association	4.71-7.14	8/1/2033-8/1/2035	367,793,129
Total Collateral Value				397,807,357

(g) Collateralized by $310,000 Federal Home Loan Mortgage Corp., 5.0%, maturing on 3/27/2018 with a value of $290,625.

(h) Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)

125,441,917	Federal Home Loan Mortgage Corp.	5.5-6.0	4/1/2026-4/1/2036	123,046,125
293,315,699	Federal National Mortgage Association	5.0-6.0	2/1/2021-12/1/2034	284,953,876
Total Collateral Value				408,000,001

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments as of April 30, 2006

Tax-Exempt Portfolio	Principal Amount ($)	Value ($)

Municipal Investments 99.1%
Alabama 0.6%
Alabama, Housing Finance Authority, Multi-Family Housing Revenue, Heatherbrooke Project, Series C, 3.84%*, 6/15/2026	1,700,000	1,700,000
Jefferson County, AL, Sewer Revenue, Capital Improvement Waste, Series A, 3.82%*, 2/1/2042 (a)	3,000,000	3,000,000
		4,700,000
Arizona 3.8%
Apache County, AZ, Industrial Development Authority Revenue, Tucson Electric Power Co., Series 83C, 3.8%*, 12/15/2018, Bank of New York (b)	1,000,000	1,000,000
Arizona, Salt River Project, Agricultural Improvement & Power Distribution Revenue, 3.23%, 5/5/2006	12,000,000	12,000,000
Arizona, School Facilities Board, Certificates of Participation, Series 735, 144A, 3.55%*, 3/1/2013 (a)	10,955,000	10,955,000
Salt River, AZ, Agricultural Improvement & Power District, Series B, 3.15%, 5/2/2006	8,000,000	8,000,000
		31,955,000
California 2.6%
California, Golden State Tobacco Securitization Corp., Tobacco Settlement Revenue, Series R-411CE, 144A, 3.85%*, 6/1/2045	5,000,000	5,000,000
California, Housing Finance Agency Revenue, Multi-Family Housing, Series C, AMT, 3.9%*, 2/1/2037	2,600,000	2,600,000
California, State Department of Water Resources, Power Supply Revenue:
Series G-3, 3.8%*, 5/1/2016 (a)	1,050,000	1,050,000
Series C-7, 3.8%*, 5/1/2022 (a)	10,100,000	10,100,000
California, State General Obligation, Series PT-1555, 144A, 3.84%*, 10/1/2010 (a)	100,000	100,000
California, Statewide Communities Development Authority, Multi-Family Revenue, Housing Village at Shaw Apartments, Series E, AMT, 3.88%*, 11/15/2035	1,000,000	1,000,000
Sacramento, CA, Housing Authority, Multi-Family Revenue, Phoenix Park II Apartments, Series F, AMT, 3.87%*, 10/1/2036, Citibank NA (b)	2,170,000	2,170,000
		22,020,000
Colorado 3.0%
Adams & Weld Counties, CO, Brighton School District No. 27J, Series R-6514, 144A, 3.84%*, 12/1/2024 (a)	1,400,000	1,400,000
Colorado, Educational & Cultural Facilities Authority Revenue, Vail Mountain School Project, 3.87%*, 5/1/2033, KeyBank NA (b)	1,800,000	1,800,000
Colorado, Health Facilities Authority Revenue, Catholic Health, Series B-1, 3.8%*, 3/1/2023	2,800,000	2,800,000
Colorado, Health Facilities Authority Revenue, Frasier Meadows Manor Project, 3.81%*, 6/1/2021, Bank One NA (b)	1,335,000	1,335,000
Colorado, Municipal Securities Trust Certificates, Series 2004-220-A, 144A, 3.92%*, 2/15/2023 (a)	12,265,000	12,265,000
Denver, CO, City & County Economic Development Revenue, Western Stock Show Project, 3.9%*, 7/1/2029, Bank One Colorado NA (b)	2,300,000	2,300,000
Denver, CO, City & County Special Facilities Airport Revenue, Worldport at DIA Project, Series A, AMT, 3.94%*, 12/1/2029, JPMorgan Chase Bank (b)	3,380,000	3,380,000
		25,280,000
Delaware 0.6%
Sussex County, DE, Industrial Development Revenue, Perdue Agrirecycle LLC Project, AMT, 3.85%*, 1/1/2013, SunTrust Bank (b)	5,000,000	5,000,000
District of Columbia 0.9%
Washington D.C., Metropolitan Airport Authority System, Series C, AMT, 3.85%*, 10/1/2021 (a)	7,690,000	7,690,000
Florida 9.5%
Broward County, FL, Housing Finance Authority, Multi-Family Housing Revenue, Series PT-703, 144A, 3.82%*, 9/1/2026	7,820,000	7,820,000
Broward County, FL, School Board Certificates of Participation, Series R-1056, 144A, 3.84%*, 7/1/2019 (a)	2,660,000	2,660,000
Collier County, FL, School Board, Certificates of Participation, Series MT-147, 144A, 3.84%*, 2/15/2021 (a)	1,195,000	1,195,000
Florida, Capital Trust Agency Revenue, Aero Miami FX Project-Air Cargo, AMT, 3.88%*, 8/1/2034, Bank One NA (b)	5,235,000	5,235,000
Florida, Municipal Securities Trust Certificates, "A", Series 7007, AMT, 144A, 3.88%*, 3/1/2040 (a)	2,750,000	2,750,000
Florida, State Board of Public Education, Series I, 5.0%, 6/1/2006	2,250,000	2,254,021
Florida, Sunshine State Governmental Financing Commission Revenue, Lehman Convention 3/1/2000, 3.87%*, 7/1/2016 (a)	430,000	430,000
Gulf Breeze, FL, Municipal Bond Fund Revenue, Series A, 3.81%*, 3/31/2021, Bank of America NA (b)	5,575,000	5,575,000
Highlands County, FL, Health Facilities Authority Revenue, Hospital Adventist Health Systems, Series B, 3.8%*, 11/15/2009, SunTrust Bank (b)	5,900,000	5,900,000
Jacksonville, FL, Economic Development Community Health Care Facilities Revenue, 3.79%*, 10/1/2015, SunTrust Bank (b)	1,300,000	1,300,000
Jacksonville, FL, Electric Authority Revenue, Series 200-F, 3.35%, 6/19/2006	18,800,000	18,800,000
Jacksonville, FL, Health Facilities Authority, Hospital Revenue, Series A, 3.79%*, 8/15/2033, Bank of America NA (b)	5,000,000	5,000,000
Miami-Dade County, FL, Industrial Development Authority Revenue, Gulliver Schools Project, 3.85%*, 9/1/2029, Bank of America NA (b)	1,400,000	1,400,000
Miami-Dade County, FL, Industrial Development Authority Revenue, Palmer Trinity Private College Project, 3.87%*, 9/1/2035, KeyBank NA (b)	2,175,000	2,175,000
Orange County, FL, Educational Facilities Authority Revenue, Rollins College Project, 3.79%*, 5/1/2031, Bank of America NA (b)	2,040,000	2,040,000
Palm Beach County, FL, Community Foundation for Palm Beach Project Revenue, 3.82%*, 3/1/2034, Northern Trust Company (b)	2,200,000	2,200,000
Pasco County, FL, School Board Certificates of Participation, 3.8%*, 8/1/2026 (a)	2,400,000	2,400,000
Sarasota County, FL, Health Care Facility Authority Revenue, Jewish Housing, Series A, 3.82%*, 7/1/2035, Bank of America NA (b)	4,100,000	4,100,000
Sarasota County, FL, Utility System Revenue, Series 852, 144A, 3.84%*, 4/1/2013 (a)	3,990,000	3,990,000
Seminole County, FL, Industrial Development Authority Revenue, Masters Academy Project, 3.82%*, 11/1/2034, Allied Irish Bank PLC (b)	2,500,000	2,500,000
		79,724,021
Georgia 1.2%
Atlanta, GA, Airport Revenue, Series C-1, 3.84%*, 1/1/2030 (a)	1,000,000	1,000,000
Burke County, GA, Development Authority, Pollution Control Revenue, Oglethorpe Power Corp., 3.79%*, 1/1/2022 (a)	150,000	150,000
Greene County, GA, Development Authority Sewage Facility Revenue, Carey Station WRF LLC Project, AMT, 3.85%*, 9/1/2024, Wachovia Bank NA (b)	4,080,000	4,080,000
Macon-Bibb County, GA, Hospital Authority Revenue, Anticipation Certificates, Medical Center of Central Georgia, 3.8%*, 12/1/2018, SunTrust Bank (b)	775,000	775,000
Rockdale County, GA, Hospital Authority Revenue, Anticipation Certificates, 3.79%*, 10/1/2027, SunTrust Bank (b)	4,315,000	4,315,000
		10,320,000
Idaho 0.9%
Power County, ID, Industrial Development Authority, FMC Corp. Project, AMT, 3.85%*, 4/1/2014, Wachovia Bank NA (b)	7,500,000	7,500,000
Illinois 7.3%
Chicago, IL, General Obligation, Series B-1, 3.81%*, 1/1/2034 (a)	1,300,000	1,300,000
Chicago, IL, Multi-Family Housing Revenue, Series F3-D, AMT, 144A, 4.0%*, 7/15/2039	13,305,000	13,305,000
Chicago, IL, O'Hare International Airport Revenue, Series MT-049, AMT, 144A, 3.88%*, 1/1/2017 (a)	1,995,000	1,995,000
Chicago, IL, Sales & Tax Revenue, Series SG-131, 144A, 3.84%*, 1/1/2027 (a)	4,425,000	4,425,000
Cook County, IL, State General Obligation, Series B-11, 144A, 3.82%*, 11/15/2025 (a)	3,540,000	3,540,000
Du Page County, IL, Benedictine University Building Project, 3.82%*, 7/1/2024, National City Bank Midwest (b)	3,500,000	3,500,000
Illinois, Development Finance Authority Revenue, FXD Chicago Symphony Project, 3.82%*, 12/1/2033, Bank One NA (b)	1,000,000	1,000,000
Illinois, Development Finance Authority Revenue, Museum of Contemporary Art Project, 3.83%*, 2/1/2029, Bank One NA (b)	675,000	675,000
Illinois, Development Finance Authority, Industrial Development Revenue, Home Run Inn Frozen Foods, AMT, 3.95%*, 4/1/2020, Bank One NA (b)	3,150,000	3,150,000
Illinois, Development Finance Authority, Industrial Development Revenue, Katlaw Tretam & Co. Project, AMT, 3.88%*, 8/1/2027, LaSalle Bank NA (b)	2,760,000	2,760,000
Illinois, Development Finance Authority, Multi-Family Revenue, Cypress Creek Project, AMT, 3.92%*, 6/1/2033, LaSalle Bank NA (b)	7,420,000	7,420,000
Illinois, Educational Facilities Authority Revenue, 3.2%, 5/3/2006	7,000,000	7,000,000
Illinois, Municipal Securities Trust Certificates, Series 7006, 144A, 3.82%*, 1/1/2031 (a)	6,245,000	6,245,000
Lake County, IL, Warren Township High School District No. 121 Gurnee, Series R-2157, 144A, 3.43%*, 3/1/2024 (a)	3,485,000	3,485,000
Tinley Park, IL, Industrial Development Revenue, Harbor Tool Manufacturing, Inc., Project, AMT, 3.88%*, 7/1/2020, LaSalle Bank NA (b)	1,225,000	1,225,000
		61,025,000
Indiana 3.4%
ABN AMRO, Munitops Certificates Trust, Series 2005-7, 144A, 3.85%*, 7/10/2013 (a)	9,060,000	9,060,000
Columbia City, IN, Economic Development Revenue, Precision Plastics Project, AMT, 3.9%*, 11/30/2017, Northern Trust Company (b)	1,700,000	1,700,000
Indiana, Health Facility Financing Authority Revenue, Ascension Health Credit Group, Series A-2, 2.72%*, 11/15/2036	6,500,000	6,500,000
Indiana, State Development Finance Authority, Industrial Development Revenue, Enterprise Center I Project, AMT, 3.88%*, 6/1/2022, LaSalle Bank NA (b)	2,900,000	2,900,000
Indiana, State Development Finance Authority, Industrial Development Revenue, Enterprise Center II Project, AMT, 3.88%*, 6/1/2022, LaSalle Bank NA (b)	2,000,000	2,000,000
Indiana, State Development Finance Authority, Industrial Development Revenue, Enterprise Center IV Project, AMT, 3.88%*, 6/1/2022, LaSalle Bank NA (b)	1,000,000	1,000,000
Indiana, Transportation Finance Authority Highway Revenue, Series 853, 144A, 3.84%*, 6/1/2017 (a)	1,800,000	1,800,000
Portage, IN, Economic Development Revenue, Breckenridge Apartments Project, AMT, 3.86%*, 5/1/2025, LaSalle National Bank (b)	3,650,000	3,650,000
		28,610,000
Iowa 0.1%
Iowa, Finance Authority Hospital Facility Revenue, Iowa Health Systems, Series B, 3.82%*, 7/1/2015 (a)	800,000	800,000
Kansas 0.3%
Kansas, State Development Finance Authority Hospital Revenue, Adventist Health, Sunbelt, Series C, 3.8%*, 11/15/2030, SunTrust Bank (b)	2,500,000	2,500,000
Kentucky 4.4%
Boone County, KY, Pollution Control Revenue, Cincinnati Gas & Electric Co., Series A, 3.36%*, 8/1/2013, Calyon Bank (b)	3,500,000	3,500,000
Breckinridge County, KY, Lease Program Revenue, Kentucky Association of Counties Leasing Trust, Series A, 3.81%*, 2/1/2032, US Bank NA (b)	165,000	165,000
Pendleton, KY, Country Lease:
3.37%, 5/24/2006	21,000,000	21,000,000
3.44%, 5/3/2006	12,000,000	12,000,000
Shelby County, KY, Lease Revenue, Series A, 3.81%*, 9/1/2034, US Bank NA (b)	100,000	100,000
		36,765,000
Louisiana 0.9%
Louisiana, State General Obligation, Series 1254, 144A, 3.42%*, 8/1/2013 (a)	7,345,000	7,345,000
Maine 2.6%
Maine, State Bond Anticipation Notes, 4.0%, 6/22/2006	1,100,000	1,101,691
Maine, State Housing Authority Mortgage Purchase, Series G, AMT, 3.84%*, 11/15/2037	5,000,000	5,000,000
Maine, State Tax Anticipation Notes, 4.0%, 6/30/2006	16,000,000	16,033,293
		22,134,984
Maryland 0.8%
Gaithersburg, MD, Economic Development Revenue, Asbury Methodist Village, 3.82%*, 1/1/2034, KBC Bank NV (b)	2,525,000	2,525,000
Montgomery County, MD, Economic Development Revenue, Howard Hughes Medical Facility, Series A, 3.82%*, 10/15/2020	4,000,000	4,000,000
		6,525,000
Massachusetts 1.8%
Massachusetts, Bay Transportation Authority Revenue, Series SG-156, 144A, 3.91%*, 7/1/2030	1,700,000	1,700,000
Massachusetts, Development Finance Agency, Industrial Development Revenue, North Shore YMCA Project, 3.86%*, 11/1/2022, KeyBank NA (b)	40,000	40,000
Massachusetts, Municipal Securities Trust Certificates, Series 9062-A, 144A, 3.85%*, 6/19/2013 (a)	13,225,000	13,225,000
		14,965,000
Michigan 3.9%
Detroit, MI, ABN AMRO, Munitops Certificates Trust, Series 2003-3, 144A, 3.83%*, 1/1/2011 (a)	3,000,000	3,000,000
Detroit, MI, City School District, Series PT-1844, 144A, 3.83%*, 5/1/2011 (a)	100,000	100,000
Detroit, MI, Sewer Disposal Revenue, Series E, 3.0%*, 7/1/2031 (a)	28,500,000	28,500,000
Michigan, University of Michigan Hospital Revenues:
Series A-2, 3.78%*, 12/1/2024	1,000,000	1,000,000
Series A, 3.78%*, 12/1/2027	260,000	260,000
Oakland County, MI, Economic Development Corp., Limited Obligation Revenue, Rochester College Project, 3.87%*, 8/1/2021, Bank One Michigan (b)	100,000	100,000
		32,960,000
Missouri 1.0%
Missouri, Development Finance Board, Air Cargo Facility Revenue, St. Louis Airport, AMT, 3.88%*, 3/1/2030, American National Bank & Trust (b)	8,000,000	8,000,000
Nevada 0.3%
Las Vegas Valley, NV, Water District, Series B-10, 144A, 3.82%*, 6/1/2024 (a)	2,080,000	2,080,000
New Jersey 3.1%
New Jersey, Economic Development Authority Revenue, Series R-331, 144A, 3.83%*, 12/15/2015 (a)	3,850,000	3,850,000
New Jersey, Economic Development Authority Revenue, Keystone Project, 3.43%, 6/1/2006	7,000,000	7,000,000
New Jersey, Economic Development Authority, Special Facility Revenue, Port Newark Container LLC, AMT, 3.83%*, 7/1/2030, Citibank NA (b)	600,000	600,000
New Jersey, State Housing & Mortgage Finance Agency, Multi-Family Revenue, Series A, AMT, 3.8%*, 5/1/2028 (a)	2,790,000	2,790,000
New Jersey, State Transportation Corp., Certificates of Participation, Series PA-785, 144A, 3.83%*, 9/15/2015 (a)	4,265,000	4,265,000
New Jersey, State Transportation Trust Fund Authority Revenue:
Series PT-2488, 144A, 3.82%*, 12/15/2017 (a)	6,200,00	6,200,000
Series PA-802, 144A, 3.83%*, 12/15/2009 (a)	1,325,000	1,325,000
		26,030,000
New York 0.2%
New York City, NY, Transitional Finance Authority Revenue, NYC Recovery, Series 3-F, 3.8%*, 11/1/2022	1,900,000	1,900,000
North Carolina 0.8%
North Carolina, Capital Facilities Finance, 3.17%, 5/4/2006	2,475,000	2,475,000
North Carolina, Capital Facilities Finance Agency, Educational Facilities Revenue, Salem Academy & College Project, 3.82%*, 8/1/2030, Branch Banking & Trust (b)	2,000,000	2,000,000
North Carolina, Medical Care Community Hospital Revenue, Southeastern Regional Medical Center, 3.82%*, 6/1/2037, Branch Banking & Trust (b)	2,500,000	2,500,000
		6,975,000
Ohio 2.4%
Cuyahoga County, OH, Hospital Revenue, Improvement Metrohealth System, 3.82%*, 2/1/2035, National City Bank (b)	4,975,000	4,975,000
Cuyahoga, OH, Community College District, General Receipts, Series B, 3.81%*, 12/1/2032 (a)	3,700,000	3,700,000
Franklin County, OH, Hospital Revenue, Series R-55, 144A, 3.84%*, 6/1/2017	11,705,000	11,705,000
		20,380,000
Oklahoma 0.4%
Blaine County, OK, Industrial Development Authority Revenue, Seaboard Project, AMT, 3.85%*, 11/1/2018, SunTrust Bank (b)	3,700,000	3,700,000
Oregon 1.6%
Oregon, State Department of Administrative Services, Certificates of Participation, Series PT-1679, 144A, 3.84%*, 11/1/2012 (a)	4,125,000	4,125,000
Portland, OR, Sewer System Revenue, Series PT-2435, 144A, 3.84%*, 10/1/2023 (a)	6,660,000	6,660,000
Salem, OR, Hospital Facility Authority Revenue, Capital Manor, Inc. Project, 3.85%*, 5/1/2034, Bank of America NA (b)	2,470,000	2,470,000
		13,255,000
Pennsylvania 3.9%
Allegheny County, PA, Hospital Development Authority Revenue, Health Care Dialysis Clinic, 3.8%*, 12/1/2019, Bank of America NA (b)	850,000	850,000
Allentown, PA, Area Hospital Authority Revenue, Sacred Heart Hospital, Series B, 3.83%*, 7/1/2023, Wachovia Bank NA (b)	3,355,000	3,355,000
Dallastown, PA, Area School District, 3.82%*, 2/1/2018 (a)	2,865,000	2,865,000
Latrobe, PA, Industrial Development Authority Revenue, Greensburg Diocese, 3.85%*, 6/1/2033, Allied Irish Bank PLC (b)	2,000,000	2,000,000
Luzerne County, PA, Industrial Development Authority Revenue, Pennsummit Tubular LLC, Series A, AMT, 3.9%*, 2/1/2021, Wachovia Bank NA (b)	3,000,000	3,000,000
Montgomery County, PA, Industrial Development Authority, Pollution Control Revenue, Series B, AMT, 3.85%*, 10/1/2034, Wachovia Bank NA (b)	4,600,000	4,600,000
Pennsylvania, State Higher Education Assistance Agency, Student Loan Revenue, Series A, AMT, 3.91%*, 3/1/2027 (a)	5,700,000	5,700,000
Pennsylvania, State Higher Educational Facilities Authority, Hospital Revenue,
Series MT-042, 144A, 3.86%*, 1/1/2024	10,525,000	10,525,000
		32,895,000
Rhode Island 0.2%
Narragansett, RI, Bay Commission, Waste Water System Revenue, Series K7-D, 144A, 3.9%*, 8/1/2035 (a)	2,000,000	2,000,000
South Carolina 1.2%
South Carolina, Municipal Securities Trust Certificates, "A", Series 2005-245, 144A, 3.92%*, 5/15/2024 (a)	9,955,000	9,955,000
Tennessee 7.3%
Chattanooga, TN, Health Educational & Housing Facility Board Revenue, Catholic Health, Series C, 3.8%*, 5/1/2039	3,000,000	3,000,000
Clarksville, TN, Public Building Authority Revenue:
3.8%*, 7/1/2031, Bank of America NA (b)	2,100,000	2,100,000
3.8%*, 1/1/2033, Bank of America NA (b)	1,450,000	1,450,000
Marion County, TN, Industrial & Environmental Development Board, Valmont Industries, Inc. Project, AMT, 3.85%*, 6/1/2025, Wachovia Bank NA (b)	8,500,000	8,500,000
Montgomery County, TN, Public Building Authority, Pooled Financing Revenue, Tennessee County Loan Pool, 3.8%*, 4/1/2032, Bank of America NA (b)	2,600,000	2,600,000
Shelby County, TN, Tax Anticipation Notes, 4.0%, 6/30/2006	12,740,000	12,767,554
Tennessee, Tennergy Corp., Gas Revenue, Stars Certificates, Series 2006-001, 144A, 3.85%*, 5/1/2016	21,000,000	21,000,000
Tennessee, Tennergy Corp., Gas Revenue, Series 1258Q, 144A, 3.86%*, 11/1/2013	10,000,000	10,000,000
		61,417,554
Texas 20.5%
ABN AMRO, Munitops Certificates Trust, Series 2004-38, 144A, 3.85%*, 2/15/2011	4,005,000	4,005,000
Bexar County, TX, Health Facilities Development Corp. Revenue, Air Force Village, 3.79%*, 8/15/2030, Bank of America NA (b)	2,000,000	2,000,000
Clear Creek, TX, Independent School District, Series 04, 144A, 3.82%*, 2/15/2029 (a)	3,845,000	3,845,000
Frisco, TX, Independent School District, "A", Series 2006, SGC-1, 144A, 3.84%*, 7/16/2030	2,965,000	2,965,000
Galena Park, TX, Independent School District, Series SG-153, 144A, 3.84%*, 8/15/2023	4,050,000	4,050,000
Harris County, TX, General Obligation:
3.4%, 5/4/2006	15,568,000	15,568,000
3.45%, 6/2/2006	14,700,000	14,700,000
Harris County, TX, Health Facilities Development Corp. Revenue, Texas Medical Center Project, 3.81%*, 9/1/2031 (a)	1,150,000	1,150,000
Harris County, TX:
Series 1099, 144A, 3.84%*, 8/15/2009 (a)	2,800,000	2,800,000
Series 1111, 144A, 3.84%*, 8/15/2009 (a)	6,470,000	6,470,000
Hidalgo County, TX, General Obligation, Public Improvements, Series R-2148, 144A, 3.84%*, 8/15/2024 (a)	7,355,000	7,355,000
Houston, TX, Airport System Revenue, Series SG-161, 144A, 3.84%*, 7/1/2032 (a)	5,000,000	5,000,000
McAllen, TX, Independent School District, Municipal Securities Trust Receipts, Series 61-A, 144A, 3.84%*, 2/15/2030	3,000,000	3,000,000
Northside, TX, Independent School District, School Building, 2.85%*, 6/15/2035	8,000,000	8,000,000
San Antonio, TX, Electric & Gas Revenue:
3.28%, 5/15/2006	8,000,000	8,000,000
Series PT-1706, 144A, 3.85%*, 8/1/2012	6,860,000	6,860,000
Texas, Lower Colorado River Authority, 3.45%, 5/25/2006	7,000,000	7,000,000
Texas, Municipal Securities Trust Certificates, "A", Series 2005-235, 144A, 3.92%*, 4/5/2023 (a)	5,760,000	5,760,000
Texas, Public Finance Auto, 3.4%, 5/1/2006	6,000,000	6,000,000
Texas, State General Obligation:
3.23%, 5/22/2006	3,500,000	3,500,000
3.53%, 6/7/2006	14,000,000	14,000,000
Texas, State Veterans Housing Assistance II, Series B, AMT, 3.86%*, 12/1/2034	5,000,000	5,000,000
Texas, University of Texas Permanent University Fund, Series R-7517, 144A, 3.84%*, 7/1/2020	5,155,000	5,155,000
Texas, University of Texas Revenues, 3.51%, 8/3/2006	21,500,000	21,500,000
Travis County, TX, Health Facilities Development Corp., Retirement Facility Revenue, Querencia Barton Creek, Series C, 3.8%*, 11/15/2035, LaSalle Bank NA (b)	2,000,000	2,000,000
Wylie, TX, Independent School District, Series R-3004, 144A, 3.84%*, 8/15/2022	6,600,000	6,600,000
		172,283,000
Utah 0.2%
Alpine, UT, General Obligation, School District, Series PT-436, 144A, 3.84%*, 3/15/2007	595,000	595,000
Utah, State Housing Finance Agency, Single Family Mortgage, Series E-1, AMT, 3.92%*, 7/1/2031	850,000	850,000
		1,445,000
Vermont 0.9%
Vermont, Municipal Bond Bank, Series R, 144A, 3.84%*, 12/1/2021 (a)	6,320,000	6,320,000
Vermont, State Student Assistance Corp., Student Loan Revenue, 3.3%*, 1/1/2008, State Street Bank & Trust Co. (b)	1,500,000	1,500,000
		7,820,000
Virginia 0.9%
Alexandria, VA, Redevelopment & Multi-Family Housing Authority Revenue, Fairfield Village Square Project, Series A, AMT, 3.89%*, 1/15/2039	2,000,000	2,000,000
Henrico County, VA, Economic Development Authority, Industrial Development Revenue, Colonial Mechanical Corp., AMT, 3.85%*, 8/1/2020, Wachovia Bank NA (b)	3,900,000	3,900,000
Winchester, VA, Industrial Development Authority, Residential Care Facility Revenue, Westminster Cantenbury, Series B, 3.82%*, 1/1/2010, Branch Banking & Trust (b)	1,400,000	1,400,000
		7,300,000
Washington 5.2%
King County, WA, Public Hospital District No. 002, Series R-6036, 144A, 3.84%*, 12/1/2023 (a)	3,980,000	3,980,000
Lewis County, WA, Public Utilities District Number 1, 144A, 3.84%*, 10/1/2023 (a)	4,330,000	4,330,000
Seattle, WA, Housing Authority Revenue, Newholly Project, Phase III, AMT, 3.86%*, 12/1/2034, KeyBank NA (b)	2,420,000	2,420,000
Seattle, WA, Water System Revenue, Series R-4006, 144A, 3.84%*, 9/1/2022 (a)	4,950,000	4,950,000
Washington, Municipal Securities Trust Certificates, "A", Series 2006-250, 144A, 3.85%*, 8/14/2015 (a)	7,570,000	7,570,000
Washington, State General Obligation, Series A-11, 144A, 3.82%*, 6/1/2017 (a)	2,740,000	2,740,000
Washington, State Health Care Facilities Authority Revenue, Seattle Cancer Care, 3.81%*, 3/1/2035, KeyBank NA (b)	3,950,000	3,950,000
Washington, State Housing Finance Commission, Multi-Family Housing Revenue, Vintage Silverdale, Series A, AMT, 3.89%*, 9/15/2039	8,000,000	8,000,000
Washington, State Housing Finance Commission, Multi-Family Revenue, Cedar Ridge Retirement, Series A, AMT, 3.92%*, 10/1/2041, Wells Fargo Bank NA (b)	1,000,000	1,000,000
Washington, State Housing Finance Commission, Multi-Family Revenue, Highland Park Apartments Project, Series A, AMT, 3.87%*, 7/15/2038, Bank of America NA (b)	3,000,000	3,000,000
Washington, State Housing Finance Commission, Multi-Family Revenue, Park Vista Retirement Project, Series A, AMT, 3.95%*, 3/1/2041, Bank of America NA (b)	1,550,000	1,550,000
		43,490,000
Wisconsin 0.4%
Whitewater, WI, Industrial Development Revenue, MacLean Fogg Co. Project, AMT, 3.85%*, 12/1/2009, Bank of America (b)	3,000,000	3,000,000
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $831,744,559)+	99.1	831,744,559
Other Assets and Liabilities, Net	0.9	7,373,997
Net Assets	100.0	839,118,556

* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of April 30, 2006.

+ The cost for federal income tax purposes was $831,744,559.

(a) Bond is insured by one of these companies:

Insurance Coverage	As a % of Total Investment Portfolio
AMBAC Financial Group	8.4
Financial Guaranty Insurance Company	7.5
Financial Security Assurance, Inc.	8.2
MBIA Corporation	7.6

(b) The security incorporates a letter of credit from a major bank.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statements of Assets and Liabilities as of April 30, 2006
Assets	Money Market Portfolio	Government & Agency Securities Portfolio	Tax-Exempt Portfolio
Investments: Investments in securities, at amortized cost	$ 6,723,318,083	$ 551,322,230	$ 831,744,559
Repurchase agreements, at amortized cost	179,322,000	1,954,284,000	—
Total investments in securities, at amortized cost	6,902,640,083	2,505,606,230	831,744,559
Cash	958,677	430	318,723
Receivable for investments sold	—	—	2,895,000
Interest receivable	34,932,511	10,355,027	5,906,844
Receivable for Portfolio shares sold	909,458	379,787	86,267
Other assets	163,395	61,771	49,866
Total assets	6,939,604,124	2,516,403,245	841,001,259
Liabilities
Payable for investments purchased	35,000,000	27,000,000	—
Dividends payable	1,600,233	508,660	1,394,731
Payable for Portfolio shares redeemed	—	326,357	—
Accrued management fee	856,889	294,445	122,830
Other accrued expenses and payables	5,855,943	2,393,781	365,142
Total liabilities	43,313,065	30,523,243	1,882,703
Net assets, at value	$ 6,896,291,059	$ 2,485,880,002	$ 839,118,556
Net Assets
Net assets consist of: Undistributed net investment income	107,749	12,056	7,551
Accumulated net realized gain (loss)	(771,325)	(632)	—
Paid-in capital	6,896,954,635	2,485,868,578	839,111,005
Net assets, at value	$ 6,896,291,059	$ 2,485,880,002	$ 839,118,556

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities as of April 30, 2006 (continued)
Net Asset Value	Money Market Portfolio	Government & Agency Securities Portfolio	Tax-Exempt Portfolio
Capital Assets Funds Shares Net assets applicable to shares outstanding	$ 775,275,437	$ 63,366,713	$ 30,458,277
Shares outstanding of capital stock, $.01 par value, unlimited number of shares authorized	775,273,011	63,366,713	30,457,315
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)	$ 1.00	$ 1.00	$ 1.00
Capital Assets Funds Preferred Shares Net assets applicable to shares outstanding	$ 74,199	$ —	$ —
Shares outstanding of capital stock, $.01 par value, unlimited number of shares authorized	74,199	—	—
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)	$ 1.00	$ —	$ —
Davidson Cash Equivalent Shares Net assets applicable to shares outstanding	$ 378,377,857	$ 225,085,892	$ 50,741,563
Shares outstanding of capital stock, $.01 par value, unlimited number of shares authorized	378,377,100	225,085,919	50,738,387
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)	$ 1.00	$ 1.00	$ 1.00
Davidson Cash Equivalent Plus Shares Net assets applicable to shares outstanding	$ 149,803,373	$ 105,720,534	$ —
Shares outstanding of capital stock, $.01 par value, unlimited number of shares authorized	149,803,161	105,720,544	—
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)	$ 1.00	$ 1.00	$ —
Institutional Shares* Net assets applicable to shares outstanding	$ 106,842,939	$ —	$ 370,355,609
Shares outstanding of capital stock, $.01 par value, unlimited number of shares authorized	106,839,864	—	370,371,394
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)	$ 1.00	$ —	$ 1.00
Institutional Select Money Market Shares Net assets applicable to shares outstanding	$ 212	$ —	$ —
Shares outstanding of capital stock, $.01 par value, unlimited number of shares authorized	211	—	—
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)	$ 1.00	$ —	$ —

* Institutional Money Market Shares of the Money Market Portfolio and DWS Tax-Exempt Cash Institutional Shares of the Tax-Exempt Portfolio.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities as of April 30, 2006 (continued)
	Money Market Portfolio	Government & Agency Securities Portfolio	Tax-Exempt Portfolio
Tax-Exempt Cash Managed Shares Net assets applicable to shares outstanding	$ —	$ —	$ 247,517,035
Shares outstanding of capital stock, $.01 par value, unlimited number of shares authorized	—	—	247,513,160
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)	$ —	$ —	$ 1.00
Premier Money Market Shares Net assets applicable to shares outstanding	$ 4,095,466,868	$ 2,046,379,928	$ 118,992,488
Shares outstanding of capital stock, $.01 par value, unlimited number of shares authorized	4,095,331,352	2,046,367,027	118,990,343
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)	$ 1.00	$ 1.00	$ 1.00
Premium Reserve Money Market Shares Net assets applicable to shares outstanding	$ 508,694,986	$ —	$ —
Shares outstanding of capital stock, $.01 par value, unlimited number of shares authorized	508,610,525	—	—
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)	$ 1.00	$ —	$ —
Service Shares Net assets applicable to shares outstanding	$ 881,755,188	$ 45,326,935	$ 21,053,584
Shares outstanding of capital stock, $.01 par value, unlimited number of shares authorized	881,754,317	45,326,435	21,052,477
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)	$ 1.00	$ 1.00	$ 1.00

The accompanying notes are an integral part of the financial statements.

Statements of Operations for the year ended April 30, 2006
Investment Income	Money Market Portfolio	Government & Agency Securities Portfolio	Tax-Exempt Portfolio
Income: Interest	$ 240,007,199	$ 89,337,595	$ 27,951,382
Expenses: Management fee	9,606,370	3,618,644	1,595,008
Services to shareholders	16,392,991	6,954,051	845,596
Custodian fees	263,890	70,408	38,720
Distribution service fees	30,029,963	11,478,235	1,733,241
Auditing	76,240	56,479	52,559
Legal	122,056	66,896	59,341
Trustees' fees and expenses	96,746	74,373	46,668
Reports to shareholders	706,217	412,390	66,614
Registration fees	170,177	110,741	107,870
Other	209,252	89,456	61,850
Total expenses, before expense reductions	57,673,902	22,931,673	4,607,467
Expense reductions	(1,058,410)	(298,500)	(54,395)
Total expenses, after expense reductions	56,615,492	22,633,173	4,553,072
Net investment income	183,391,707	66,704,422	23,398,310
Net realized gain (loss) on investment transactions	14,178	—	34,225
Net increase (decrease) in net assets resulting from operations	$ 183,405,885	$ 66,704,422	$ 23,432,535

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
	Money Market Portfolio
	Years Ended April 30,
Increase (Decrease) in Net Assets	2006	2005
Operations: Net investment income	$ 183,391,707	$ 39,605,387
Net realized gain (loss) on investment transactions	14,178	1,874
Net increase in net assets resulting from operations	183,405,885	39,607,261
Distributions to shareholders from: Net investment income: Capital Assets Funds Shares	(19,916,031)	—
Capital Assets Funds Preferred Shares	(300,099)	—
Davidson Cash Equivalent Shares	(10,505,196)	(2,426,184)
Davidson Cash Equivalent Plus Shares	(4,264,968)	(860,296)
Institutional Money Market Shares	(3,401,909)	(1,599,818)
Institutional Select Money Market Shares	(10)	(21)
Premier Money Market Shares	(108,744,331)	(30,622,657)
Premium Reserve Money Market Shares	(13,272,109)	(4,091,309)
Service Shares	(22,987,054)	(4,876)
Portfolio share transactions: Proceeds from shares sold	8,313,486,956	3,693,493,597
Reinvestment of distributions	180,071,658	38,220,516
Cost of shares redeemed	(5,805,806,430)	(2,812,299,102)
Net increase (decrease) in net assets from Fund share transactions	2,687,752,184	919,415,011
Increase (decrease) in net assets	2,687,766,362	919,417,111
Net assets at beginning of period	4,208,524,697	3,289,107,586
Net assets at end of period (Including undistributed net investment income of $107,749 and $107,749, respectively)	$ 6,896,291,059	$ 4,208,524,697

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets
	Government & Agency Securities Portfolio		Tax-Exempt Portfolio
Increase (Decrease) in Net Assets	Years Ended April 30,		Years Ended April 30,
	2006	2005	2006	2005
Operations: Net investment income	$ 66,704,422	$ 16,868,837	$ 23,398,310	$ 12,870,413
Net realized gain (loss) on investment transactions	—	(632)	34,225	(31,164)
Net increase from payments by affiliates and net gains realized on the disposal of investments in violation of restrictions	—	—	—	5,041
Net increase in net assets resulting from operations	66,704,422	16,868,205	23,432,535	12,844,290
Distributions to shareholders from: Net investment income: Capital Assets Funds Shares	(1,654,531)	—	(457,433)	—
Davidson Cash Equivalent Shares	(6,684,876)	(1,770,855)	(934,315)	(185,447)
Davidson Cash Equivalent Plus Shares	(3,244,614)	(664,293)	—	—
DWS Tax-Exempt Cash Institutional Shares	—	—	(10,631,006)	(6,945,982)
Tax-Exempt Cash Managed Shares	—	—	(8,595,538)	(5,201,247)
Premier Money Market Shares	(54,042,422)	(14,432,125)	(2,296,090)	(778,626)
Service Shares*	(1,077,978)	(1,805)	(482,612)	—
Service Shares**	—	—	(216)	(1,175)
Portfolio share transactions: Proceeds from shares sold	1,936,583,811	1,494,650,195	3,907,244,212	4,462,777,205
Reinvestment of distributions	66,303,607	16,753,829	8,001,297	3,220,556
Cost of shares redeemed	(1,634,044,000)	(949,893,541)	(4,060,664,720)	(4,403,612,919)
Net increase (decrease) in net assets from Fund share transactions	368,843,418	561,510,483	(145,419,211)	62,384,842
Increase (decrease) in net assets	368,843,419	561,509,610	(145,383,886)	62,116,655
Net assets at beginning of period	2,117,036,583	1,555,526,973	984,502,442	922,385,787

Net assets at end of period (including undistributed net investment income of $12,056 and $12,056, respectively, for the Government & Agency Securities Portfolio and undistributed net investment income of $7,551 and $6,227, respectively, for the Tax-Exempt Portfolio)

	$ 2,485,880,002	$ 2,117,036,583	$ 839,118,556	$ 984,502,442

* Service Shares class in the Tax-Exempt Portfolio was known as Service Shares II.

The accompanying notes are an integral part of the financial statements.

** The Tax-Exempt Portfolio's Service Shares liquidated on June 1, 2005.

Financial Highlights

Money Market Portfolio — Capital Assets Funds Shares

2006[a]
Selected Per Share Data
Net asset value, beginning of period	$ 1.00
Net investment income	.026
Less distributions from net investment income	(.026)
Net asset value, end of period	$ 1.00
Total Return (%)[c]	2.72**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	775
Ratio of expenses before expense reductions (%)	1.02*
Ratio of expenses after expense reductions (%)	1.00*
Ratio of net investment income (%)	3.06*

Money Market Portfolio — Capital Assets Funds Preferred Shares

2006[b]
Selected Per Share Data
Net asset value, beginning of period	$ 1.00
Net investment income	.030
Less distributions from net investment income	(.030)
Net asset value, end of period	$ 1.00
Total Return (%)[c]	3.01**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	.074
Ratio of expenses before expense reductions (%)	.64*
Ratio of expenses after expense reductions (%)	.60*
Ratio of net investment income (%)	2.61d*

a For the period from June 15, 2005 (inception date) to April 30, 2006.

b For the period from June 23, 2005 (inception date) to April 30, 2006.

c Total return would have been lower had certain expenses not been reduced.

d Due to the timing of subscriptions and redemptions, the net investment income ratio shown does not correspond to the total return during the period.

* Annualized

** Not annualized

Government & Agency Securities Portfolio — Capital Assets Funds Shares

2006[a]
Selected Per Share Data
Net asset value, beginning of period	$ 1.00
Net investment income	.026
Less distributions from net investment income	(.026)
Net asset value, end of period	$ 1.00
Total Return (%)[b]	2.69**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	63
Ratio of expenses before expense reductions (%)	1.03*
Ratio of expenses after expense reductions (%)	1.00*
Ratio of net investment income (%)	3.06*

Tax-Exempt Portfolio — Capital Assets Funds Shares

2006[a]
Selected Per Share Data
Net asset value, beginning of period	$ 1.00
Net investment income	.016
Less distributions from net investment income	(.016)
Net asset value, end of period	$ 1.00
Total Return (%)[b]	1.63**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	30
Ratio of expenses before expense reductions (%)	1.04*
Ratio of expenses after expense reductions (%)	1.00*
Ratio of net investment income (%)	1.85*

a For the period from June 15, 2005 (inception date) to April 30, 2006.

b Total return would have been lower had certain expenses not been reduced.

* Annualized

** Not annualized

Notes to Financial Statements

1. Significant Accounting Policies

Cash Account Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, diversified management investment company organized as a Massachusetts business trust.

The Trust offers three portfolios: Money Market Portfolio, Government & Agency Securities Portfolio and Tax-Exempt Portfolio (the "Portfolios").

Money Market Portfolio offers nine classes of shares: Capital Assets Funds Shares (commencement of operations June 15, 2005), Capital Assets Funds Preferred Shares (commencement of operations June 23, 2005), Davidson Cash Equivalent Shares, Davidson Cash Equivalent Plus Shares, Institutional Money Market Shares, Institutional Select Money Market Shares, Premier Money Market Shares, Premium Reserve Money Market Shares and Service Shares.

Government & Agency Securities Portfolio offers five classes of shares: Capital Assets Funds Shares (commencement of operations June 15, 2005), Davidson Cash Equivalent Shares, Davidson Cash Equivalent Plus Shares, Premier Money Market Shares and Service Shares.

Tax-Exempt Portfolio offers six classes of shares: Capital Assets Funds Shares (commencement of operations June 15, 2005), Davidson Cash Equivalent Shares, DWS Tax-Exempt Cash Institutional Shares, Tax-Exempt Cash Managed Shares, Premier Money Market Shares and Service Shares. On May 18, 2005, Service Shares II commenced operations. Effective June 1, 2005, shares of the Service Shares were liquidated. On July 25, 2005, Service Shares II was renamed Service Shares.

The financial highlights for the Service Shares, Davidson Cash Equivalent Shares and Premier Money Market Shares of each Portfolio, the Davidson Cash Equivalent Plus Shares, Institutional Money Market Shares, Institutional Select Money Market Shares and Premium Reserve Money Market Shares of the Money Market Portfolio, the Davidson Cash Equivalent Plus Shares of the Government & Agency Securities Portfolio, the DWS Tax-Exempt Cash Institutional Shares, and Tax-Exempt Cash Managed Shares of the Tax-Exempt Portfolio are provided separately and are available upon request.

Each Portfolio's investment income, realized and unrealized gains and losses, and certain Portfolio-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of that Portfolio, except that each class bears certain expenses unique to that class such as distribution service fees, shareholder service fees and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.

Each Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Portfolios in the preparation of their financial statements.

Security Valuation. Portfolio securities are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount or premium.

Repurchase Agreements. Each Portfolio may enter into repurchase agreements with certain banks and broker/dealers whereby the Portfolio, through its custodian or sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodial bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Portfolios have the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Portfolios' claims on the collateral may be subject to legal proceedings.

Federal Income Taxes. Each Portfolio's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders. Accordingly, each Portfolio paid no federal income taxes and no federal income tax provision was required.

During the year ended April 30, 2006, the Money Market Portfolio utilized approximately $35,300 of its capital loss carryforward. At April 30, 2006, the Money Market Portfolio had a net tax basis capital loss carryforward of approximately ($750,000) which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until April 30, 2010, the expiration date, whichever occurs first.

In addition, from November 1, 2005 through April 30, 2006, the Money Market Portfolio incurred approximately $22,000 of net realized capital losses. As permitted by tax regulations, the Portfolio intends to elect to defer these losses and treat them as arising in the fiscal year ended April 30, 2007.

At April 30, 2006, the Government & Agency Securities Portfolio had a net tax basis capital loss carryforward of approximately ($630) which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until April 30, 2013, the expiration date, whichever occurs first.

During the year ended April 30, 2006, the Tax-Exempt Portfolio utilized $34,000 of its capital loss carryforward. At April 30, 2006, the Tax-Exempt Portfolio had no tax basis loss carryforward.

Distribution of Income. Net investment income of each Portfolio is declared as a daily dividend and is distributed to shareholders monthly.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Portfolios.

At April 30, 2006, the Portfolios' components of distributable earnings on a tax-basis are as follows:

Money Market Portfolio:
Undistributed ordinary income	$ 1,733,558
Capital loss carryforwards	$ (750,000)
Government & Agency Securities Portfolio:
Undistributed ordinary income	$ 529,959
Capital loss carryforwards	$ (630)
Tax-Exempt Portfolio:
Undistributed tax-exempt income	$ 1,410,953

In addition, during the years ended April 30, 2006 and April 30, 2005, the tax character of distributions paid to shareholders by each Portfolio is summarized as follows:

Portfolio	2006	2005
Money Market Portfolio:
Distributions from ordinary income	$ 183,391,707	$ 39,605,161
Government & Agency Securities Portfolio:
Distributions from ordinary income	$ 66,704,421	$ 16,869,078
Tax-Exempt Portfolio:
Distributions from tax-exempt income	$ 23,397,210	$ 13,112,477

Expenses. Expenses of the Trust arising in connection with a specific Portfolio are allocated to that Portfolio. Other Trust expenses which cannot be directly attributed to a Portfolio are apportioned pro rata on the basis of relative net assets among the Portfolios in the Trust.

Contingencies. In the normal course of business, the Portfolios may enter into contracts with service providers that contain general indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet been made. However, based on experience, the Portfolio expects the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for both tax and financial reporting purposes.

2. Related Parties

Management Agreement. Under the Management Agreement, Deutsche Investment Management Americas Inc. ("DeIM" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Trust in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by each Portfolio. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Management Agreement. The management fee payable under the Management Agreement is equal to 1/12 of the annual rate of 0.22% of the first $500,000,000 of the Portfolios' combined average daily net assets, 0.20% of the next $500,000,000 of such net assets, 0.175% of the next $1,000,000,000 of such net assets, 0.16% of the next $1,000,000,000 of such net assets and 0.15% of such net assets in excess of $3,000,000,000, computed and accrued daily and payable monthly. Accordingly, for the year ended April 30, 2006, the Portfolios incurred management fees equivalent to the following annualized effective rates of each Portfolio's average daily net assets:

Portfolio	Annual Effective Rate (%)
Money Market Portfolio	.16
Government & Agency Securities Portfolio	.16
Tax-Exempt Portfolio	.16

Effective May 13, 2005 through July 31, 2006, the Advisor has contractually agreed to waive all or a portion of its Management Fee and reimburse or pay operating expenses at 1.00% of the Capital Assets Funds Shares of the Money Market Portfolio, Government & Agency Portfolio and Tax-Exempt Portfolio and 0.60% of the Capital Assets Funds Preferred Shares of the Money Market Portfolio.

The advisor and certain of its subsidiaries also have agreed to maintain the expenses of the Davidson Cash Equivalent Shares and Service Shares of each Portfolio, the Davidson Cash Equivalent Plus Shares, Institutional Money Market Shares and Institutional Select Money Market Shares of the Money Market Portfolio, the Davidson Cash Equivalent Plus Shares of the Government & Agency Securities Portfolio, and the DWS Tax-Exempt Cash Institutional Shares and Tax-Exempt Cash Managed Shares of the Tax-Exempt Portfolio at certain rates for the year ended April 30, 2006. These rates are disclosed in the respective share classes' annual reports that are provided separately and are available upon request.

Service Provider Fees. DWS Scudder Investments Service Company ("DWS-SISC"), an affiliate of the Advisor, is the transfer, dividend-paying and shareholder service agent of the Trust. For the year ended April 30, 2006, the amounts charged to the Portfolios by DWS-SISC were as follows:

Portfolio	Total Aggregated	Waived	Unpaid at April 30, 2006
Money Market Portfolio:
Capital Assets Funds Shares	$ 1,645,136	$ 137,364	$ 267,781
Capital Assets Funds Preferred Shares	17,251	3,979	—
Davidson Cash Equivalent Shares	982,436	178,917	137,066
Davidson Cash Equivalent Plus Shares	260,656	19,031	44,519
Institutional Money Market Shares	19,928	—	3,778
Premier Money Market Shares	10,578,170	—	1,917,718
Premium Reserve Money Market Shares	394,641	—	83,679
Service Shares	2,152,121	592,686	257,186
Government & Agency Securities Portfolio:
Capital Assets Funds Shares	$ 136,440	$ 16,860	$ 21,682
Davidson Cash Equivalent Shares	695,187	198,211	86,915
Davidson Cash Equivalent Plus Shares	204,139	27,522	34,878
Premier Money Market Shares	5,785,109	—	1,018,259
Service Shares	94,042	23,304	5,762
Portfolio	Total Aggregated	Waived	Unpaid at April 30, 2006
Tax-Exempt Portfolio:
Capital Assets Funds Shares	$ 62,043	$ 9,058	$ 9,970
Davidson Cash Equivalent Shares	63,419	19,805	9,091
DWS Tax-Exempt Cash Institutional Shares	13,460	—	1,818
Tax-Exempt Cash Managed Shares	283,034	—	47,947
Premier Money Market Shares	342,764	—	56,253
Service Shares*	70,964	17,233	7,578

* For the period from May 18, 2005 (commencement of operations) to April 30, 2006. Formerly known as Service Shares II.

Pursuant to a sub-transfer agency agreement between DWS-SISC and DST Systems, Inc. ("DST"), DWS-SISC has delegated certain transfer agent and dividend paying agent functions to DST. DWS-SISC compensates DST out of the shareholder servicing fee it receives from the Portfolios.

Distribution Service Agreement. The Trust has a distribution service agreement with DWS Scudder Distributors, Inc. ("DWS-SDI"), a subsidiary of the Advisor.

For the year ended April 30, 2006, the Distribution Fee was as follows:

Portfolio	Distribution Fee	Unpaid at April 30, 2006	Annual Effective Rate	Contractual Rate (Up To)
Money Market Portfolio:
Capital Assets Funds Shares	$ 2,155,846	$ 208,098.33%		.33%
Capital Assets Funds Preferred Shares	22,989	—	.20%	.20%
Davidson Cash Equivalent Shares	1,052,332	94,381.30%		.30%
Davidson Cash Equivalent Plus Shares	334,638	32,224.25%		.25%
Institutional Money Market Shares	9,058	833.01%		.075%
Premier Money Market Shares	9,109,489	844,370.25%		.25%
Service Shares	4,474,109	447,564.60%		.60%
Portfolio	Distribution Fee	Unpaid at April 30, 2006	Annual Effective Rate	Contractual Rate (Up To)
Government & Agency Securities Portfolio:
Capital Assets Funds Shares	$ 178,717	$ 17,106.33%		.33%
Davidson Cash Equivalent Shares	681,079	56,897.30%		.30%
Davidson Cash Equivalent Plus Shares	260,503	22,355.25%		.25%
Premier Money Market Shares	4,617,354	424,943.25%		.25%
Service Shares	211,867	20,304.60%		.60%
Tax-Exempt Portfolio:
Capital Assets Funds Shares	$ 81,539	$ 8,334.33%		.33%
Davidson Cash Equivalent Shares	139,168	13,056.30%		.30%
Premier Money Market Shares	310,748	27,187.25%		.25%
Service Shares*	163,943	11,425.60%		.60%

* For the period from May 18, 2005 (commencement of operations) to April 30, 2006. Formerly known as Service Shares II.

In addition, DWS-SDI provides information and administrative services to the Capital Assets Funds Shares of each Portfolio, the Capital Assets Funds Preferred Shares of the Money Market Portfolio, the Davidson Cash Equivalent Shares of each Portfolio, the Davidson Cash Equivalent Plus Shares of the Money Market Portfolio and Government & Agency Securities Portfolio, the Premier Money Market Shares of each Portfolio, the Premium Reserve Money Market Shares and the Institutional Money Market Shares of the Money Market Portfolio and the DWS Tax-Exempt Cash Managed Shares of the Tax-Exempt Portfolio which pay DWS-SDI a fee ("Service Fee"). A portion of these fees may be paid pursuant to a Rule 12b-1 plan.

For the year ended April 30, 2006, the Service Fee was as follows:

Portfolio	Service Fee	Unpaid at April 30, 2006	Annual Effective Rate	Contractual Rate (up To)
Money Market Portfolio:
Capital Assets Funds Shares	$ 1,639,059	$ 157,686.25%		.25%
Capital Assets Funds Preferred Shares	11,495	6.10%		.10%
Davidson Cash Equivalent Shares	876,944	78,260.25%		.25%
Davidson Cash Equivalent Plus Shares	267,710	25,911.20%		.20%
Institutional Money Market Shares	9,265	820.01%		.075%
Premier Money Market Shares	9,113,242	832,697.25%		.25%
Premium Reserve Money Market Shares	953,787	103,559.25%		.25%
Portfolio	Service Fee	Unpaid at April 30, 2006	Annual Effective Rate	Contractual Rate (up To)
Government & Agency Securities Portfolio:
Capital Assets Funds Shares	$ 135,392	$ 11,840.25%		.25%
Davidson Cash Equivalent Shares	567,566	50,541.25%		.25%
Davidson Cash Equivalent Plus Shares	208,403	17,929.20%		.20%
Premier Money Market Shares	4,617,354	428,768.25%		.25%
Tax-Exempt Portfolio:
Capital Assets Funds Shares	$ 61,772	$ 6,185.25%		.25%
Davidson Cash Equivalent Shares	115,973	10,722.25%		.25%
Tax-Exempt Cash Managed Shares	549,290	33,684.15%		.25%
Premier Money Market Shares	310,748	25,413.25%		.25%

Typesetting and Filing Service Fees. Under an agreement with DeIM, the Advisor is compensated for providing typesetting and certain regulatory filing services to the Portfolio. For the year ended April 30, 2006, the amounts charged to the Portfolio by DeIM included in reports to shareholders were as follows:

Portfolio	Total Aggregated	Unpaid at April 30, 2006
Money Market Portfolio	$ 46,670	$ 15,400
Government & Agency Securities Portfolio	$ 30,110	$ 12,280
Tax-Exempt Portfolio	$ 27,290	$ 8,680

Trustees' Fees and Expenses. The Trust pays each Trustee not affiliated with the Advisor retainer fees plus specified amounts for attended board and committee meetings.

3. Expense Reductions

For the year ended April 30, 2006, the Advisor has agreed to reimburse the Trust the following amounts, which represent a portion of the fee savings expected to be realized by the Advisor related to the outsourcing by the Advisor of certain administrative services to an unaffiliated service provider:

Portfolio	Amount ($)
Money Market Portfolio	124,144
Government & Agency Securities Portfolio	32,177
Tax-Exempt Portfolio	5,929

In addition, the Trust has entered into arrangements with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of each Portfolio's expenses. During the year ended April 30, 2006, the Money Market Portfolio's, Government & Agency Securities Portfolio's and Tax-Exempt Portfolio's custody fees were reduced as follows:

Portfolio	Amount ($)
Money Market Portfolio	2,289
Government & Agency Securities Portfolio	426
Tax-Exempt Portfolio	2,370

4. Line of Credit

The Trust and several other affiliated funds (the "Participants") share in a $750 million revolving credit facility administered by J.P. Morgan Chase Bank for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5 percent. Each Portfolio may borrow up to a maximum of 33 percent of its net assets under the agreement.

5. Share Transactions

The following table summarizes share and dollar activity in the Portfolios:

Money Market Portfolio	Year Ended April 30, 2006		Year Ended April 30, 2005
	Shares	Dollars	Shares	Dollars
Shares sold
Capital Assets Funds Shares*	1,412,944,127	$ 1,412,944,127	—	$ —
Capital Assets Funds Preferred Shares**	835,462,891	835,462,891	—	—
Davidson Cash Equivalent Shares	445,286,567	445,286,567	482,713,708***	482,713,708***
Davidson Cash Equivalent Plus Shares	301,619,048	301,619,048	175,333,419****	175,333,419****
Institutional Money Market Shares	374,803,822	374,803,822	284,068,975	284,068,975
Premier Money Market Shares	2,405,152,436	2,405,152,436	2,099,220,930	2,099,220,930
Premium Reserve Money Market Shares	796,824,800	796,824,800	649,802,859	649,802,859
Service Shares	1,741,393,265	1,741,393,265	2,353,706	2,353,706
		$ 8,313,486,956		$ 3,693,493,597
Shares issued to shareholders in reinvestment of distributions
Capital Assets Funds Shares*	19,796,024	$ 19,796,024	—	$ —
Capital Assets Funds Preferred Shares**	300,083	300,083	—	—
Davidson Cash Equivalent Shares	10,443,501	10,443,501	2,408,404***	2,408,404***
Davidson Cash Equivalent Plus Shares	4,239,364	4,239,364	853,710****	853,710****
Institutional Money Market Shares	3,380,800	3,380,800	1,580,498	1,580,498
Institutional Select Money Market Shares	4	4	21	21
Premier Money Market Shares	108,063,865	108,063,865	30,412,821	30,412,821
Premium Reserve Money Market Shares	11,047,966	11,047,966	2,960,491	2,960,491
Service Shares	22,800,051	22,800,051	4,571	4,571
		$ 180,071,658		$ 38,220,516
Shares redeemed
Capital Assets Funds Shares*	(657,467,140)	$ (657,467,140)	—	$ —
Capital Assets Funds Preferred Shares**	(835,688,775)	(835,688,775)	—	—
Davidson Cash Equivalent Shares	(393,679,507)	(393,679,507)	(168,795,573)***	(168,795,573)***
Davidson Cash Equivalent Plus Shares	(265,168,677)	(265,168,677)	(67,073,703)****	(67,073,703)****
Institutional Money Market Shares	(345,994,072)	(345,994,072)	(316,541,585)	(316,541,585)
Institutional Select Money Market Shares	(1,034)	(1,034)	—	—
Premier Money Market Shares	(1,798,662,107)	(1,798,662,107)	(1,673,996,930)	(1,673,996,930)
Premium Reserve Money Market Shares	(626,271,242)	(626,271,242)	(582,814,600)	(582,814,600)
Service Shares	(882,873,876)	(882,873,876)	(3,076,711)	(3,076,711)
		$ (5,805,806,430)		$ (2,812,299,102)
Net increase (decrease)
Capital Assets Funds Shares*	775,273,011	$ 775,273,011	—	$ —
Capital Assets Funds Preferred Shares**	74,199	74,199	—	—
Davidson Cash Equivalent Shares	62,050,561	62,050,561	316,326,539***	316,326,539***
Davidson Cash Equivalent Plus Shares	40,689,735	40,689,735	109,113,426****	109,113,426****
Institutional Money Market Shares	32,190,550	32,190,550	(30,892,112)	(30,892,112)
Institutional Select Money Market Shares	(1,030)	(1,030)	21	21
Premier Money Market Shares	714,554,194	714,554,194	455,636,821	455,636,821
Premium Reserve Money Market Shares	181,601,524	181,601,524	69,948,750	69,948,750
Service Shares	881,319,440	881,319,440	(718,434)	(718,434)
		$ 2,687,752,184		$ 919,415,011

* For the period from June 15, 2005 (commencement of operations) to April 30, 2006.

** For the period from June 23, 2005 (commencement of operations) to April 30, 2006.

*** For the period from September 27, 2004 (commencement of operations) to April 30, 2005.

****For the period from September 28, 2004 (commencement of operations) to April 30, 2005.

Government & Agency Securities Portfolio	Year Ended April 30, 2006		Year Ended April 30, 2005
	Shares	Dollars	Shares	Dollars
Shares sold
Capital Assets Funds Shares*	240,916,597	$ 240,916,597	—	$ —
Davidson Cash Equivalent Shares	271,620,870	271,620,870	356,890,282**	356,890,282**
Davidson Cash Equivalent Plus Shares	182,867,310	182,867,310	152,302,992***	152,302,992***
Premier Money Market Shares	936,044,275	936,044,275	985,131,618	985,131,617
Service Shares	305,134,759	305,134,759	325,304	325,304
		$ 1,936,583,811		$ 1,494,650,195
Shares issued to shareholders in reinvestment of distributions
Capital Assets Funds Shares*	1,640,485	$ 1,640,485	—	$ —
Davidson Cash Equivalent Shares	6,649,793	6,649,793	1,758,319**	1,758,319**
Davidson Cash Equivalent Plus Shares	3,225,879	3,225,879	659,273***	659,273***
Premier Money Market Shares	53,718,133	53,718,133	14,334,474	14,334,474
Service Shares	1,069,317	1,069,317	1,763	1,763
		$ 66,303,607		$ 16,753,829
Shares redeemed
Capital Assets Funds Shares*	(179,190,370)	$ (179,190,370)	—	$ —
Davidson Cash Equivalent Shares	(284,453,031)	(284,453,031)	(127,380,314)**	(127,380,314)**
Davidson Cash Equivalent Plus Shares	(166,052,810)	(166,052,810)	(67,282,100)***	(67,282,100)***
Premier Money Market Shares	(743,126,033)	(743,126,033)	(754,831,386)	(754,831,386)
Service Shares	(261,221,756)	(261,221,756)	(399,741)	(399,741)
		$ (1,634,044,000)		$ (949,893,541)
Net increase (decrease)
Capital Assets Funds Shares*	63,366,712	$ 63,366,712	—	$ —
Davidson Cash Equivalent Shares	(6,182,368)	(6,182,368)	231,268,287**	231,268,287**
Davidson Cash Equivalent Plus Shares	20,040,379	20,040,379	85,680,165***	85,680,165***
Premier Money Market Shares	246,636,375	246,636,375	244,634,706	244,634,705
Service Shares	44,982,320	44,982,320	(72,674)	(72,674)
		$ 368,843,418		$ 561,510,483

* For the period from June 15, 2005 (commencement of operations) to April 30, 2006.

** For the period from September 27, 2004 (commencement of operations) to April 30, 2005.

***For the period from October 4, 2004 (commencement of operations) to April 30, 2005.

Tax-Exempt Portfolio	Year Ended April 30, 2006		Year Ended April 30, 2005
	Shares	Dollars	Shares	Dollars
Shares sold
Capital Assets Funds Shares*	78,865,315	$ 78,865,315	—	$ —
Davidson Cash Equivalent Shares	123,356,457	123,356,457	71,532,662**	71,532,662**
DWS Tax-Exempt Cash Institutional Shares	2,454,329,923	2,454,329,923	2,776,213,754	2,776,213,754
Tax-Exempt Cash Managed Shares	671,513,645	671,513,645	1,171,502,649	1,171,503,395
Premier Money Market Shares	351,027,086	351,027,086	443,434,434	443,434,434
Service Shares***	—	—	92,960	92,960
Service Shares****	228,151,786	228,151,786	—	—
		$ 3,907,244,212		$ 4,462,777,205
Shares issued to shareholders in reinvestment of distributions
Capital Assets Funds Shares*	452,753	$ 452,753	—	$ —
Davidson Cash Equivalent Shares	928,287	928,287	183,681**	183,681**
DWS Tax-Exempt Cash Institutional Shares	3,832,160	3,832,160	2,252,835	2,252,835
Tax-Exempt Cash Managed Shares	24,596	24,596	36,140	36,140
Premier Money Market Shares	2,283,722	2,283,722	746,756	746,756
Service Shares***	216	216	1,144	1,144
Service Shares****	479,563	479,563	—	—
		$ 8,001,297		$ 3,220,556
Shares redeemed
Capital Assets Funds Shares*	(48,860,753)	$ (48,860,753)	—	$ —
Davidson Cash Equivalent Shares	(107,174,545)	(107,174,545)	(38,088,155)**	(38,088,155)**
DWS Tax-Exempt Cash Institutional Shares	(2,500,358,225)	(2,500,358,225)	(2,696,864,747)	(2,696,864,747)
Tax-Exempt Cash Managed Shares	(841,507,583)	(841,507,583)	(1,170,764,269)	(1,170,764,269)
Premier Money Market Shares	(355,049,760)	(355,049,760)	(497,782,264)	(497,782,264)
Service Shares***	(134,982)	(134,982)	(113,484)	(113,484)
Service Shares****	(207,578,872)	(207,578,872)	—	—
		$ (4,060,664,720)		$ (4,403,612,919)
Net increase (decrease)
Capital Assets Funds Shares*	30,457,315	$ 30,457,315	—	$ —
Davidson Cash Equivalent Shares	17,110,199	17,110,199	33,628,188**	33,628,188**
DWS Tax-Exempt Cash Institutional Shares	(42,196,142)	(42,196,142)	81,601,842	81,601,842
Tax-Exempt Cash Managed Shares	(169,969,342)	(169,969,342)	774,520	775,266
Premier Money Market Shares	(1,738,952)	(1,738,952)	(53,601,074)	(53,601,074)
Service Shares***	(134,766)	(134,766)	(19,380)	(19,380)
Service Shares****	21,052,477	21,052,477	—	—
		$ (145,419,211)		$ 62,384,842

* For the period from June 15, 2005 (commencement of operations) to April 30, 2006.

** For the period from September 28, 2004 (commencement of operations) to April 30, 2005.

*** Effective June 1, 2005, shares of the Service Shares were liquidated.

**** For the period from May 18, 2005 (commencement of operations) to April 30, 2006. Formerly known as Service Shares II.

6. Regulatory Matters and Litigation

Market Timing Related Regulatory and Litigation Matters. Since at least July 2003, federal, state and industry regulators have been conducting ongoing inquiries and investigations ("inquiries") into the mutual fund industry, and have requested information from numerous mutual fund companies, including DWS Scudder. The DWS funds' advisors have been cooperating in connection with these inquiries and are in discussions with the regulators concerning proposed settlements. Publicity about mutual fund practices arising from these industry-wide inquiries serves as the general basis of a number of private lawsuits against the DWS funds. These lawsuits, which previously have been reported in the press, involve purported class action and derivative lawsuits, making various allegations and naming as defendants various persons, including certain DWS funds, the funds' investment advisors and their affiliates, and certain individuals, including in some cases fund Trustees/Directors, officers, and other parties. Each DWS fund's investment advisor has agreed to indemnify the applicable DWS funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making allegations similar to these lawsuits regarding market timing, revenue sharing, fund valuation or other subjects arising from or related to the pending inquiries. It is not possible to determine with certainty what the outcome of these inquiries will be or what the effect, if any, would be on the funds or their advisors.

With respect to the lawsuits, based on currently available information, the funds' investment advisors believe the likelihood that the pending lawsuits will have a material adverse financial impact on a DWS fund is remote and such actions are not likely to materially affect their ability to perform under their investment management agreements with the DWS funds.

With respect to the regulatory matters, Deutsche Asset Management ("DeAM") has advised the funds as follows:

DeAM expects to reach final agreements with regulators in 2006 regarding allegations of improper trading in the DWS funds. DeAM expects that it will reach settlement agreements with the Securities and Exchange Commission, the New York Attorney General and the Illinois Secretary of State providing for payment of disgorgement, penalties, and investor education contributions totaling approximately $134 million. Approximately $127 million of this amount would be distributed to shareholders of the affected DWS funds in accordance with a distribution plan to be developed by an independent distribution consultant. DeAM does not believe that any of the DWS funds will be named as respondents or defendants in any proceedings. The funds' investment advisors do not believe these amounts will have a material adverse financial impact on them or materially affect their ability to perform under their investment management agreements with the DWS funds. The above-described amounts are not material to Deutsche Bank, and they have already been reserved.

Based on the settlement discussions thus far, DeAM believes that it will be able to reach a settlement with the regulators on a basis that is generally consistent with settlements reached by other advisors, taking into account the particular facts and circumstances of market timing at DeAM and at the legacy Scudder and Kemper organizations prior to their acquisition by DeAM in April 2002. Among the terms of the expected settled orders, DeAM would be subject to certain undertakings regarding the conduct of its business in the future, including maintaining existing management fee reductions for certain funds for a period of five years. DeAM expects that these settlements would resolve regulatory allegations that it violated certain provisions of federal and state securities laws (i) by entering into trading arrangements that permitted certain investors to engage in market timing in certain DWS funds and (ii) by failing more generally to take adequate measures to prevent market timing in the DWS funds, primarily during the 1999-2001 period. With respect to the trading arrangements, DeAM expects that the settlement documents will include allegations related to one legacy DeAM arrangement, as well as three legacy Scudder and six legacy Kemper arrangements. All of these trading arrangements originated in businesses that existed prior to the current DeAM organization, which came together in April 2002 as a result of the various mergers of the legacy Scudder, Kemper and Deutsche fund groups, and all of the arrangements were terminated prior to the start of the regulatory investigations that began in the summer of 2003. No current DeAM employee approved the trading arrangements.

There is no certainty that the final settlement documents will contain the foregoing terms and conditions. The independent Trustees/Directors of the DWS funds have carefully monitored these regulatory investigations with the assistance of independent legal counsel and independent economic consultants.

Other Regulatory Matters. DeAM is also engaged in settlement discussions with the Enforcement Staffs of the SEC and the NASD regarding DeAM's practices during 2001-2003 with respect to directing brokerage commissions for portfolio transactions by certain DWS funds to broker-dealers that sold shares in the DWS funds and provided enhanced marketing and distribution for shares in the DWS funds. In addition, on January 13, 2006, DWS Scudder Distributors, Inc. received a Wells notice from the Enforcement Staff of the NASD regarding DWS Scudder Distributors' payment of non-cash compensation to associated persons of NASD member firms, as well as DWS Scudder Distributors' procedures regarding non-cash compensation regarding entertainment provided to such associated persons.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
Cash Account Trust:

We have audited the accompanying statements of assets and liabilities, including the portfolio of investments, of Cash Account Trust (the "Trust") (comprising the Money Market, Government & Agency Securities and Tax-Exempt Portfolios) (collectively, the "Portfolios"), as of April 30, 2006, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolios' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolios' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios comprising Cash Account Trust at April 30, 2006, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
June 12, 2006

Tax Information (Unaudited)

For the Tax-Exempt Portfolio, of the dividends paid from net investment income for the taxable year ended April 30, 2006, 100% are designated as exempt interest dividends for federal income tax purposes.

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call 1-800-621-1048.

Other Information

Proxy Voting

A description of the portfolio's policies and procedures for voting proxies for portfolio securities and information about how the portfolio voted proxies related to its portfolio securities during the 12-month period ended June 30 is available on our Web site — www.dws-scudder.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the portfolio's policies and procedures without charge, upon request, call us toll free at 1-800-621-1048.

Portfolio of Investments

Following the portfolio's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Regulatory and Litigation Matters

Additional information announced by Deutsche Asset Management regarding the terms of the expected settlements referred to in the Market Timing Related Regulatory and Litigation Matters and Other Regulatory Matters in the Notes to Financial Statements will be made available at www.dws-scudder.com/regulatory_settlements, which will also disclose the terms of any final settlement agreements once they are announced.

Trustees and Officers

The following table presents certain information regarding the Trustees and Officers of the fund as of April 30, 2006. Each individual's year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each individual has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity, and (ii) the address of each individual is c/o Deutsche Asset Management, 222 South Riverside Plaza, Chicago, Illinois 60606. Each Trustee's term of office extends until the next shareholders' meeting called for the purpose of electing Trustees and until the election and qualification of a successor, or until such Trustee sooner dies, retires, resigns or is removed as provided in the governing documents of the fund.

Independent Trustees
Name, Year of Birth, Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years and Other Directorships Held	Number of Funds in Fund Complex Overseen
Shirley D. Peterson (1941) Chairperson, 2004-present Trustee, 1995-present

Retired; formerly, President, Hood College (1995-2000); prior thereto, Partner, Steptoe & Johnson (law firm); Commissioner, Internal Revenue Service; Assistant Attorney General (Tax), US Department of Justice. Directorships: Federal Mogul Corp. (supplier of automotive components and subsystems); AK Steel (steel production); Goodyear Tire & Rubber Co. (April 2004-present) ; Champion Enterprises, Inc. (manufactured home building); Wolverine World Wide, Inc. (designer, manufacturer and marketer of footwear) (April 2005-present); Trustee, Bryn Mawr College. Former Directorship: Bethlehem Steel Corp.

		71
John W. Ballantine (1946) Trustee, 1999-present	Retired; formerly, Executive Vice President and Chief Risk Management Officer, First Chicago NBD Corporation/The First National Bank of Chicago (1996-1998); Executive Vice President and Head of International Banking (1995-1996). Directorships: First Oak Brook Bancshares, Inc.; Oak Brook Bank; Healthways, Inc. (provider of disease and care management services); Portland General Electric (utility company)	71
Donald L. Dunaway (1937) Trustee, 1980-present	Retired; formerly, Executive Vice President, A.O. Smith Corporation (diversified manufacturer) (1963-1994)	71
James R. Edgar (1946) Trustee, 1999-present	Distinguished Fellow, University of Illinois, Institute of Government and Public Affairs (1999-present); formerly, Governor, State of Illinois (1991-1999). Directorships: Kemper Insurance Companies; John B. Sanfilippo & Son, Inc. (processor/packager/marketer of nuts, snacks and candy products); Horizon Group Properties, Inc.; Youbet.com (online wagering platform); Alberto-Culver Company (manufactures, distributes and markets health and beauty care products)	71
Paul K. Freeman (1950) Trustee, 2002-present	President, Cook Street Holdings (consulting); Consultant, World Bank/Inter-American Development Bank; formerly, Project Leader, International Institute for Applied Systems Analysis (1998-2001); Chief Executive Officer, The Eric Group, Inc. (environmental insurance) (1986-1998)	71
Robert B. Hoffman (1936) Trustee, 1981-present	Retired; formerly, Chairman, Harnischfeger Industries, Inc. (machinery for the mining and paper industries) (1999-2000); prior thereto, Vice Chairman and Chief Financial Officer, Monsanto Company (agricultural, pharmaceutical and nutritional/food products) (1994-1999). Directorships: RCP Advisors, LLC (a private equity investment advisory firm)	71
William McClayton (1944) Trustee, 2004-present	Managing Director of Finance and Administration, DiamondCluster International, Inc. (global management consulting firm) (2001-present); formerly, Partner, Arthur Andersen LLP (1986-2001). Formerly: Trustee, Ravinia Festival; Board of Managers, YMCA of Metropolitan Chicago	71
Robert H. Wadsworth (1940) Trustee, 2004-present

President, Robert H. Wadsworth & Associates, Inc. (consulting firm) (1983 to present). Director, The European Equity Fund, Inc. (since 1986), The New Germany Fund, Inc. (since 1992), The Central Europe and Russia Fund, Inc. (since 1990). Formerly, Trustee of New York Board DWS Funds; President and Trustee, Trust for Investment Managers (registered investment company) (1999-2002). President, Investment Company Administration, L.L.C. (1992*-2001); President, Treasurer and Director, First Fund Distributors, Inc. (June 1990-January 2002); Vice President, Professionally Managed Portfolios (May 1991-January 2002) and Advisors Series Trust (October 1996-January 2002) (registered investment companies)

*Inception date of the corporation which was the predecessor to the L.L.C.

		74
Interested Officers[2]
Name, Year of Birth, Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years and Other Directorships Held	Number of Funds in Fund Complex Overseen
Michael Colon[4] (1969) President, 2006-present

Managing Director[3] and Chief Operating Officer, Deutsche Asset Management (since March 2005); President, DWS Global High Income Fund, Inc. (since April 2006), DWS Global Commodities Stock Fund, Inc. (since April 2006), The Brazil Fund, Inc. (since April 2006), The Korea Fund, Inc. (since April 2006); Chief Operating Officer, Deutsche Bank Alex. Brown (2002-2005); Chief Operating Officer, US Equities Division of Deutsche Bank (2000-2002)

n/a
Philip J. Collora (1945) Vice President and Assistant Secretary, 1986-present	Director[3], Deutsche Asset Management	n/a
Paul H. Schubert[4] (1963) Chief Financial Officer, 2004-present Treasurer, 2005-present

Managing Director[3], Deutsche Asset Management (since July 2004); formerly, Executive Director, Head of Mutual Fund Services and Treasurer for UBS Family of Funds (1998-2004); Vice President and Director of Mutual Fund Finance at UBS Global Asset Management (1994-1998)

n/a
John Millette[5] (1962) Secretary, 2001-present	Director[3], Deutsche Asset Management	n/a
Patricia DeFilippis[4] (1963) Assistant Secretary, 2005-present	Vice President, Deutsche Asset Management (since June 2005); formerly, Counsel, New York Life Investment Management LLC (2003-2005); legal associate, Lord, Abbett & Co. LLC (1998-2003)	n/a
Elisa D. Metzger4, (1962) Assistant Secretary 2005-present	Director[3], Deutsche Asset Management (since September 2005); formerly, Counsel, Morrison and Foerster LLP (1999-2005)	n/a
Caroline Pearson[5] (1962) Assistant Secretary, 1998-present	Managing Director[3], Deutsche Asset Management	n/a
Scott M. McHugh[5] (1971) Assistant Treasurer, 2005-present	Director[3], Deutsche Asset Management	n/a
Kathleen Sullivan D'Eramo[5] (1957) Assistant Treasurer, 2003-present	Director[3], Deutsche Asset Management	n/a
John Robbins[4] (1966) Anti-Money Laundering Compliance Officer, 2005-present	Managing Director[3], Deutsche Asset Management (since 2005); formerly, Chief Compliance Officer and Anti-Money Laundering Compliance Officer for GE Asset Management (1999-2005)	n/a
Philip Gallo[4] (1962) Chief Compliance Officer, 2004-present	Managing Director[3], Deutsche Asset Management (2003-present); formerly, Co-Head of Goldman Sachs Asset Management Legal (1994-2003)	n/a

1 Length of time served represents the date that each Trustee was first elected to the common board of Trustees which oversees a number of investment companies, including the fund, managed by the Advisor. For the Officers of the fund, the length of time served represents the date that each officer was first elected to serve as an officer of any fund overseen by the aforementioned common board of Trustees.

2 As a result of their respective positions held with the Advisor, these individuals are considered "interested persons" of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the fund.

3 Executive title, not a board directorship.

4 Address: 345 Park Avenue, New York, New York 10154.

5 Address: Two International Place, Boston, Massachusetts 02110.

The fund's Statement of Additional Information ("SAI") includes additional information about the Trustees. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: 1-800-621-1048.

Notes

Notes

DWS Scudder is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Asset Management, Inc., Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Principal Underwriter
DWS Scudder Distributors, Inc.
222 S. Riverside Plaza
Chicago, IL 60606

ITEM 2.	CODE OF ETHICS.

As of the end of the period, April 30, 2006, Cash Account Trust has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Principal Executive Officer and Principal Financial Officer.

There have been no amendments to, or waivers from, a provision of the code of ethics during the period covered by this report that would require disclosure under Item 2.

A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Fund’s Board of Directors/Trustees has determined that the Fund has at least one “audit committee financial expert” serving on its audit committee: Mr. Donald L. Dunaway. This audit committee member is “independent,” meaning that he is not an “interested person” of the Fund (as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940) and he does not accept any consulting, advisory, or other compensatory fee from the Fund (except in the capacity as a Board or committee member).

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

CASH ACCOUNT TRUST- GOVERNMENT & AGENCY SECURITIES PORTFOLIO

FORM N-CSR DISCLOSURE RE: AUDIT FEES

The following table shows the amount of fees that Ernst & Young, LLP (“E&Y”), the Fund’s auditor, billed to the Fund during the Fund’s last two fiscal years. The Audit Committee approved in advance all audit services and non-audit services that E&Y provided to the Fund.

The Audit Committee has delegated certain pre-approval responsibilities to its Chairman (or, in his absence, any other member of the Audit Committee).

Services that the Fund’s Auditor Billed to the Fund

Fiscal Year Ended April 30	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2006	$46,923	$0	$6,399	$0
2005	$36,114	$0	$4,925	$0

The above "Tax Fees" were billed for professional services rendered for tax compliance and tax return preparation.

Services that the Fund’s Auditor Billed to the Adviser and

Affiliated Fund Service Providers

The following table shows the amount of fees billed by E&Y to Deutsche Investment Management Americas, Inc. (“DeIM” or the “Adviser”), and any entity controlling, controlled by or under common control with DeIM (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

Fiscal Year Ended April 30	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2006	$169,000	$386,824	$0
2005	$511,500	$0	$0

The “Audit-Related Fees” were billed for services in connection with the assessment of internal controls, agreed upon procedures and additional related procedures and the above “Tax Fees” were billed in connection with tax compliance services and agreed upon procedures.

Non-Audit Services

The following table shows the amount of fees that E&Y billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that E&Y provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from E&Y about any non-audit services that E&Y rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating E&Y’s independence.

Fiscal Year Ended April 30	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2006	$6,399	$386,824	$535,406	$928,629
2005	$4,925	$0	$228,856	$233,781

All other engagement fees were billed for services in connection with risk management and process improvement initiatives for DeIM and other related entities that provide support for the operations of the fund.

In connection with the audit of the 2005 and financial statements, the Fund entered into an engagement letter with E&Y. The terms of the engagement letter required by E&Y, and agreed to by the Audit Committee, include provisions in which the parties consent to the sole jurisdiction of federal courts in New York, Boston or the Northern District of Illinois, as well as a waiver of right to a trial by jury and an exclusion of punitive damages.

CASH ACCOUNT TRUST- MONEY MARKET PORTFOLIO

FORM N-CSR DISCLOSURE RE: AUDIT FEES

The following table shows the amount of fees that Ernst & Young, LLP (“E&Y”), the Fund’s auditor, billed to the Fund during the Fund’s last two fiscal years. The Audit Committee approved in advance all audit services and non-audit services that E&Y provided to the Fund.

The Audit Committee has delegated certain pre-approval responsibilities to its Chairman (or, in his absence, any other member of the Audit Committee).

Services that the Fund’s Auditor Billed to the Fund

Fiscal Year Ended April 30	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2006	$61,234	$0	$8,350	$0
2005	$44,484	$0	$6,066	$0

The above "Tax Fees" were billed for professional services rendered for tax compliance and tax return preparation.

Services that the Fund’s Auditor Billed to the Adviser and

Affiliated Fund Service Providers

The following table shows the amount of fees billed by E&Y to Deutsche Investment Management Americas, Inc. (“DeIM” or the “Adviser”), and any entity controlling, controlled by or under common control with DeIM (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

Fiscal Year Ended April 30	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2006	$169,000	$386,824	$0
2005	$511,500	$0	$0

The “Audit-Related Fees” were billed for services in connection with the assessment of internal controls, agreed upon procedures and additional related procedures and the above “Tax Fees” were billed in connection with tax compliance services and agreed upon procedures.

Non-Audit Services

The following table shows the amount of fees that E&Y billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that E&Y provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from E&Y about any non-audit services that E&Y rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating E&Y’s independence.

Fiscal Year Ended April 30	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2006	$8,350	$386,824	$535,406	$930,580
2005	$6,066	$0	$228,856	$234,922

All other engagement fees were billed for services in connection with risk management and process improvement initiatives for DeIM and other related entities that provide support for the operations of the fund.

In connection with the audit of the 2005 and financial statements, the Fund entered into an engagement letter with E&Y. The terms of the engagement letter required by E&Y, and agreed to by the Audit Committee, include provisions in which the parties consent to the sole jurisdiction of federal courts in New York, Boston or the Northern District of Illinois, as well as a waiver of right to a trial by jury and an exclusion of punitive damages.

CASH ACCOUNT TRUST- TAX- EMEMPT PORTFOLIO

FORM N-CSR DISCLOSURE RE: AUDIT FEES

The following table shows the amount of fees that Ernst & Young, LLP (“E&Y”), the Fund’s auditor, billed to the Fund during the Fund’s last two fiscal years. The Audit Committee approved in advance all audit services and non-audit services that E&Y provided to the Fund.

The Audit Committee has delegated certain pre-approval responsibilities to its Chairman (or, in his absence, any other member of the Audit Committee).

Services that the Fund’s Auditor Billed to the Fund

Fiscal Year Ended April 30	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2006	$43,474	$0	$5,928	$0
2005	$36,920	$0	$5,034	$0

The above "Tax Fees" were billed for professional services rendered for tax compliance and tax return preparation.

Services that the Fund’s Auditor Billed to the Adviser and

Affiliated Fund Service Providers

The following table shows the amount of fees billed by E&Y to Deutsche Investment Management Americas, Inc. (“DeIM” or the “Adviser”), and any entity controlling, controlled by or under common control with DeIM (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

Fiscal Year Ended April 30	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2006	$169,000	$386,824	$0
2005	$511,500	$0	$0

The “Audit-Related Fees” were billed for services in connection with the assessment of internal controls, agreed upon procedures and additional related procedures and the above “Tax Fees” were billed in connection with tax compliance services and agreed upon procedures.

Non-Audit Services

The following table shows the amount of fees that E&Y billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that E&Y provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from E&Y about any non-audit services that E&Y rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating E&Y’s independence.

Fiscal Year Ended April 30	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2006	$5,928	$386,824	$535,406	$928,158
2005	$5,034	$0	$228,856	$233,890

All other engagement fees were billed for services in connection with risk management and process improvement initiatives for DeIM and other related entities that provide support for the operations of the fund.

In connection with the audit of the 2005 and financial statements, the Fund entered into an engagement letter with E&Y. The terms of the engagement letter required by E&Y, and agreed to by the Audit Committee, include provisions in which the parties consent to the sole jurisdiction of federal courts in New York, Boston or the Northern District of Illinois, as well as a waiver of right to a trial by jury and an exclusion of punitive damages.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not Applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not Applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Procedures and Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to the Fund's Secretary for the attention of the Chairman of the Nominating and Governance Committee, Two International Place, Boston, MA 02110. Suggestions for candidates must include a resume of the candidate.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)

There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSR Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Government & Agency Securities Portfolio, Money Market Portfolio, Tax-Exempt Portfolio (Capital Asets Funds Shares and Capital Assets Funds Preferred Shares), a series of Cash Account Trust

By:	/s/Michael Colon
Michael Colon

President

Date:	June 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	Government & Agency Securities Portfolio, Money Market Portfolio, Tax-Exempt Portfolio (Capital Asets Funds Shares and Capital Assets Funds Preferred Shares), a series of Cash Account Trust

By:	/s/Michael Colon
Michael Colon

President

Date:	June 27, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:	June 27, 2006